LVIP SSGA Small-Cap Index Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.48%
Aerospace & Defense–0.86%
†AAR Corp.	28,098	$1,682,227
†AeroVironment, Inc.	21,781	3,338,592
†AerSale Corp.	21,700	155,806
†Archer Aviation, Inc. Class A	129,900	600,138
†Astronics Corp.	21,405	407,551
Cadre Holdings, Inc.	16,400	593,680
†Ducommun, Inc.	10,900	559,170
†Eve Holding, Inc.	15,700	84,780
Kaman Corp.	23,552	1,080,330
†Kratos Defense & Security Solutions, Inc.	107,250	1,971,255
†Leonardo DRS, Inc.	57,600	1,272,384
Moog, Inc. Class A	23,781	3,796,637
National Presto Industries, Inc.	4,372	366,374
Park Aerospace Corp.	16,788	279,184
†Redwire Corp.	9,400	41,266
†Rocket Lab USA, Inc.	236,100	970,371
†Terran Orbital Corp.	73,400	96,154
†Triumph Group, Inc.	54,300	816,672
†V2X, Inc.	9,700	453,087
†Virgin Galactic Holdings, Inc.	217,400	321,752
		18,887,410
Air Freight & Logistics–0.16%
†Air Transport Services Group, Inc.	40,676	559,702
Forward Air Corp.	19,339	601,636
Hub Group, Inc. Class A	52,388	2,264,209
†Radiant Logistics, Inc.	29,976	162,470
		3,588,017
Airlines–0.39%
Allegiant Travel Co.	13,384	1,006,611
†Blade Air Mobility, Inc.	48,600	138,510
†Frontier Group Holdings, Inc.	34,200	277,362
†Hawaiian Holdings, Inc.	41,525	553,528
†JetBlue Airways Corp.	279,800	2,076,116
†Joby Aviation, Inc.	236,000	1,264,960
†SkyWest, Inc.	33,692	2,327,443
Spirit Airlines, Inc.	92,794	449,123
†Sun Country Airlines Holdings, Inc.	32,000	482,880
		8,576,533
Auto Components–1.26%
†Adient PLC	74,600	2,455,832
†American Axle & Manufacturing Holdings, Inc.	96,684	711,594
†Cooper-Standard Holdings, Inc.	14,200	235,152
Dana, Inc.	108,872	1,382,675
†Dorman Products, Inc.	21,873	2,108,339
†Fox Factory Holding Corp.	35,804	1,864,314
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Auto Components (continued)
†Gentherm, Inc.	27,264	$1,569,861
†Goodyear Tire & Rubber Co.	234,793	3,223,708
†Holley, Inc.	43,100	192,226
LCI Industries	20,704	2,547,834
†Luminar Technologies, Inc.	230,200	453,494
†Modine Manufacturing Co.	42,122	4,009,593
Patrick Industries, Inc.	17,171	2,051,419
†Solid Power, Inc.	126,700	257,201
Standard Motor Products, Inc.	17,751	595,546
†Stoneridge, Inc.	22,231	409,940
†Visteon Corp.	22,500	2,646,225
†XPEL, Inc.	19,100	1,031,782
		27,746,735
Automobiles–0.08%
†Livewire Group, Inc.	9,400	67,962
Winnebago Industries, Inc.	23,073	1,707,402
†Workhorse Group, Inc.	136,800	32,093
		1,807,457
Banks–8.47%
1st Source Corp.	14,034	735,662
ACNB Corp.	7,200	270,720
Amalgamated Financial Corp.	15,000	360,000
Amerant Bancorp, Inc.	21,800	507,722
American National Bankshares, Inc.	8,800	420,288
Ameris Bancorp	53,912	2,608,263
Ames National Corp.	7,600	153,368
Arrow Financial Corp.	12,279	307,221
Associated Banc-Corp.	126,200	2,714,562
Atlantic Union Bankshares Corp.	61,192	2,160,690
†Axos Financial, Inc.	44,660	2,413,426
Banc of California, Inc.	110,830	1,685,724
BancFirst Corp.	18,386	1,618,520
†Bancorp, Inc.	42,147	1,410,239
Bank First Corp.	6,800	589,356
Bank of Hawaii Corp.	31,800	1,984,002
Bank of Marin Bancorp	13,398	224,684
Bank of NT Butterfield & Son Ltd.	41,100	1,314,789
Bank7 Corp.	3,400	95,880
BankUnited, Inc.	60,400	1,691,200
Bankwell Financial Group, Inc.	5,100	132,294
Banner Corp.	28,919	1,388,112
Bar Harbor Bankshares	12,568	332,801
BayCom Corp.	9,800	201,978
BCB Bancorp, Inc.	12,300	128,535
Berkshire Hills Bancorp, Inc.	37,093	850,172
†Blue Foundry Bancorp	20,800	194,688
Blue Ridge Bankshares, Inc.	16,000	43,040
LVIP SSGA Small-Cap Index Fund–1

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Bridgewater Bancshares, Inc.	16,500	$192,060
Brookline Bancorp, Inc.	74,392	740,944
Burke & Herbert Financial Services Corp.	5,400	302,562
Business First Bancshares, Inc.	20,300	452,284
Byline Bancorp, Inc.	20,700	449,604
C&F Financial Corp.	2,800	137,200
Cadence Bank	149,704	4,341,416
Cambridge Bancorp	6,470	440,995
Camden National Corp.	12,155	407,436
Capital Bancorp, Inc.	8,500	177,055
Capital City Bank Group, Inc.	11,384	315,337
Capitol Federal Financial, Inc.	108,600	647,256
Capstar Financial Holdings, Inc.	16,387	329,379
†Carter Bankshares, Inc.	19,419	245,456
Cathay General Bancorp	56,503	2,137,508
Central Pacific Financial Corp.	21,930	433,118
Central Valley Community Bancorp	8,500	169,065
Chemung Financial Corp.	3,000	127,440
ChoiceOne Financial Services, Inc.	6,200	169,570
Citizens & Northern Corp.	13,013	244,384
Citizens Financial Services, Inc.	3,600	177,120
City Holding Co.	12,397	1,292,015
Civista Bancshares, Inc.	13,200	203,016
CNB Financial Corp.	17,495	356,723
†Coastal Financial Corp.	9,300	361,491
Codorus Valley Bancorp, Inc.	8,700	198,012
Colony Bankcorp, Inc.	14,800	170,200
†Columbia Financial, Inc.	25,100	431,971
Community Bank System, Inc.	44,719	2,147,854
Community Trust Bancorp, Inc.	13,130	559,994
ConnectOne Bancorp, Inc.	31,269	609,745
†CrossFirst Bankshares, Inc.	36,900	510,696
†Customers Bancorp, Inc.	24,180	1,282,991
CVB Financial Corp.	108,259	1,931,341
Dime Community Bancshares, Inc.	29,663	571,309
Eagle Bancorp, Inc.	25,246	593,029
Eastern Bankshares, Inc.	126,000	1,736,280
Enterprise Bancorp, Inc.	8,299	215,525
Enterprise Financial Services Corp.	30,470	1,235,863
Equity Bancshares, Inc. Class A	12,400	426,188
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Esquire Financial Holdings, Inc.	5,900	$280,073
ESSA Bancorp, Inc.	8,100	147,663
Evans Bancorp, Inc.	4,800	143,328
Farmers & Merchants Bancorp, Inc.	11,800	263,022
Farmers National Banc Corp.	30,292	404,701
FB Financial Corp.	30,071	1,132,474
Fidelity D&D Bancorp, Inc.	4,100	198,563
Financial Institutions, Inc.	12,267	230,865
First Bancorp	33,709	1,217,569
First BanCorp	136,235	2,389,562
First Bancorp, Inc.	8,980	221,267
First Bancshares, Inc.	25,800	669,510
First Bank	17,200	236,328
First Busey Corp.	43,535	1,047,017
First Business Financial Services, Inc.	6,800	255,000
First Commonwealth Financial Corp.	85,839	1,194,879
First Community Bankshares, Inc.	14,434	499,849
First Community Corp.	6,400	111,552
First Financial Bancorp	79,017	1,771,561
First Financial Bankshares, Inc.	106,584	3,497,021
First Financial Corp.	9,969	382,112
First Foundation, Inc.	44,705	337,523
First Interstate BancSystem, Inc. Class A	66,743	1,816,077
First Merchants Corp.	49,368	1,722,943
First Mid Bancshares, Inc.	16,013	523,305
First of Long Island Corp.	17,854	198,001
†First Western Financial, Inc.	7,100	103,518
Five Star Bancorp	10,600	238,500
Flushing Financial Corp.	23,297	293,775
FS Bancorp, Inc.	5,500	190,905
Fulton Financial Corp.	130,300	2,070,467
†FVCBankcorp, Inc.	13,850	168,693
German American Bancorp, Inc.	23,677	820,171
Glacier Bancorp, Inc.	91,282	3,676,839
Great Southern Bancorp, Inc.	7,770	425,951
Greene County Bancorp, Inc.	6,000	172,740
Guaranty Bancshares, Inc.	7,128	216,406
Hancock Whitney Corp.	72,375	3,332,145
Hanmi Financial Corp.	25,642	408,221
HarborOne Bancorp, Inc.	34,958	372,652
HBT Financial, Inc.	11,000	209,440
Heartland Financial USA, Inc.	35,838	1,259,706
Heritage Commerce Corp.	49,938	428,468
Heritage Financial Corp.	29,155	565,315
Hilltop Holdings, Inc.	39,175	1,226,961
LVIP SSGA Small-Cap Index Fund–2

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Hingham Institution For Savings The	1,260	$219,820
Home Bancorp, Inc.	6,274	240,357
Home BancShares, Inc.	154,528	3,796,753
HomeStreet, Inc.	14,829	223,176
HomeTrust Bancshares, Inc.	12,741	348,339
Hope Bancorp, Inc.	97,458	1,121,742
Horizon Bancorp, Inc.	36,482	468,064
Independent Bank Corp.	53,604	2,340,184
Independent Bank Group, Inc.	30,560	1,395,064
International Bancshares Corp.	43,864	2,462,525
John Marshall Bancorp, Inc.	10,500	188,160
Kearny Financial Corp.	47,737	307,426
Lakeland Bancorp, Inc.	52,578	636,194
Lakeland Financial Corp.	21,017	1,393,847
LCNB Corp.	9,500	151,430
Live Oak Bancshares, Inc.	28,500	1,183,035
Macatawa Bank Corp.	22,745	222,674
MainStreet Bancshares, Inc.	5,800	105,328
Mercantile Bank Corp.	13,633	524,734
Metrocity Bankshares, Inc.	16,100	401,856
†Metropolitan Bank Holding Corp.	8,900	342,650
Mid Penn Bancorp, Inc.	12,300	246,123
Middlefield Banc Corp.	6,800	162,384
Midland States Bancorp, Inc.	17,804	447,415
MidWestOne Financial Group, Inc.	12,242	286,952
MVB Financial Corp.	9,600	214,176
National Bank Holdings Corp. Class A	31,152	1,123,653
National Bankshares, Inc.	5,100	170,391
NBT Bancorp, Inc.	38,239	1,402,607
Nicolet Bankshares, Inc.	10,900	937,291
Northeast Bank	5,400	298,836
Northeast Community Bancorp, Inc.	11,100	174,603
Northfield Bancorp, Inc.	35,356	343,660
Northrim BanCorp, Inc.	4,500	227,295
Northwest Bancshares, Inc.	107,509	1,252,480
Norwood Financial Corp.	6,200	168,702
Oak Valley Bancorp	5,500	136,290
OceanFirst Financial Corp.	48,867	801,907
OFG Bancorp	38,988	1,435,148
Old National Bancorp	243,604	4,241,146
Old Second Bancorp, Inc.	36,646	507,181
Orange County Bancorp, Inc.	4,400	202,400
Origin Bancorp, Inc.	24,600	768,504
Orrstown Financial Services, Inc.	9,400	251,638
Pacific Premier Bancorp, Inc.	76,782	1,842,768
Park National Corp.	11,976	1,626,940
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Parke Bancorp, Inc.	9,300	$160,193
Pathward Financial, Inc.	21,800	1,100,464
PCB Bancorp	9,600	156,768
Peapack-Gladstone Financial Corp.	14,891	362,298
Penns Woods Bancorp, Inc.	6,200	120,342
Peoples Bancorp, Inc.	28,440	842,108
Peoples Financial Services Corp.	6,177	266,290
†Pioneer Bancorp, Inc.	12,000	117,720
Plumas Bancorp	4,700	172,913
†Ponce Financial Group, Inc.	17,600	156,640
Preferred Bank	10,946	840,324
Premier Financial Corp.	29,875	606,462
Primis Financial Corp.	18,300	222,711
Princeton Bancorp, Inc.	4,600	141,588
Provident Financial Services, Inc.	61,851	901,169
QCR Holdings, Inc.	13,900	844,286
RBB Bancorp	14,532	261,721
Red River Bancshares, Inc.	4,100	204,139
Renasant Corp.	46,708	1,462,895
Republic Bancorp, Inc. Class A	7,125	363,375
S&T Bancorp, Inc.	31,824	1,020,914
Sandy Spring Bancorp, Inc.	37,017	858,054
Seacoast Banking Corp. of Florida	68,431	1,737,463
ServisFirst Bancshares, Inc.	41,600	2,760,576
Shore Bancshares, Inc.	26,044	299,506
Sierra Bancorp	11,666	235,653
Simmons First National Corp. Class A	100,570	1,957,092
SmartFinancial, Inc.	13,900	292,873
South Plains Financial, Inc.	9,877	264,309
†Southern First Bancshares, Inc.	6,415	203,740
Southern Missouri Bancorp, Inc.	7,498	327,738
Southern States Bancshares, Inc.	6,300	163,296
Southside Bancshares, Inc.	24,767	723,939
SouthState Corp.	62,705	5,331,806
Stellar Bancorp, Inc.	41,210	1,003,876
†Sterling Bancorp, Inc.	20,300	104,748
Stock Yards Bancorp, Inc.	22,932	1,121,604
Summit Financial Group, Inc.	9,558	259,595
†Texas Capital Bancshares, Inc.	39,000	2,400,450
†Third Coast Bancshares, Inc.	10,500	210,210
Timberland Bancorp, Inc.	6,100	164,212
Tompkins Financial Corp.	11,959	601,418
Towne Bank	58,837	1,650,966
TriCo Bancshares	26,313	967,792
LVIP SSGA Small-Cap Index Fund–3

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Triumph Financial, Inc.	18,500	$1,467,420
TrustCo Bank Corp.	16,200	456,192
Trustmark Corp.	51,379	1,444,264
UMB Financial Corp.	36,182	3,147,472
United Bankshares, Inc.	108,778	3,893,165
United Community Banks, Inc.	94,196	2,479,239
Unity Bancorp, Inc.	6,000	165,600
Univest Financial Corp.	24,620	512,588
USCB Financial Holdings, Inc.	9,900	112,860
Valley National Bancorp	352,676	2,807,301
Veritex Holdings, Inc.	44,382	909,387
Virginia National Bankshares Corp.	3,900	117,390
WaFd, Inc.	55,084	1,599,089
Washington Trust Bancorp, Inc.	14,075	378,336
WesBanco, Inc.	48,795	1,454,579
West BanCorp, Inc.	14,096	251,332
Westamerica BanCorp	21,481	1,049,991
WSFS Financial Corp.	49,736	2,245,083
		186,883,378
Beverages–0.39%
Coca-Cola Consolidated, Inc.	3,913	3,312,002
†Duckhorn Portfolio, Inc.	37,000	344,470
MGP Ingredients, Inc.	13,400	1,154,142
†National Beverage Corp.	20,134	955,560
Primo Water Corp.	126,800	2,309,028
†Vita Coco Co., Inc.	24,200	591,206
†Zevia PBC Class A	21,200	24,804
		8,691,212
Biotechnology–7.78%
†2seventy bio, Inc.	41,600	222,560
†4D Molecular Therapeutics, Inc.	32,800	1,045,008
†89bio, Inc.	52,100	606,444
†Aadi Bioscience, Inc.	13,900	32,526
†ACADIA Pharmaceuticals, Inc.	100,900	1,865,641
†ACELYRIN, Inc.	57,100	385,425
†Acrivon Therapeutics, Inc.	7,400	52,910
†Actinium Pharmaceuticals, Inc.	21,800	170,694
†Adicet Bio, Inc.	26,200	61,570
†ADMA Biologics, Inc.	177,900	1,174,140
†Aerovate Therapeutics, Inc.	9,600	283,872
†Agenus, Inc.	284,200	164,836
†Agios Pharmaceuticals, Inc.	46,500	1,359,660
†Akero Therapeutics, Inc.	49,900	1,260,474
†Aldeyra Therapeutics, Inc.	38,300	125,241
†Alector, Inc.	52,389	315,382
†Alkermes PLC	135,800	3,676,106
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Allakos, Inc.	55,900	$70,434
†Allogene Therapeutics, Inc.	67,800	303,066
†Allovir, Inc.	46,500	35,103
†Alpine Immune Sciences, Inc.	26,300	1,042,532
†Altimmune, Inc.	41,800	425,524
†ALX Oncology Holdings, Inc.	18,200	202,930
†Amicus Therapeutics, Inc.	236,100	2,781,258
†AnaptysBio, Inc.	16,600	373,832
†Anavex Life Sciences Corp.	60,500	307,945
†Anika Therapeutics, Inc.	12,195	309,753
†Annexon, Inc.	39,000	279,630
†Apogee Therapeutics, Inc.	33,700	2,239,365
†Arbutus Biopharma Corp.	103,000	265,740
†Arcellx, Inc.	31,900	2,218,645
†Arcturus Therapeutics Holdings, Inc.	19,800	668,646
†Arcus Biosciences, Inc.	44,400	838,272
†Arcutis Biotherapeutics, Inc.	63,100	625,321
†Ardelyx, Inc.	183,600	1,340,280
†Arrowhead Pharmaceuticals, Inc.	94,732	2,709,335
†ARS Pharmaceuticals, Inc.	19,600	200,312
†Astria Therapeutics, Inc.	39,600	557,370
†Atara Biotherapeutics, Inc.	80,300	55,728
†Aura Biosciences, Inc.	23,000	180,550
†Aurinia Pharmaceuticals, Inc.	114,400	573,144
†Avid Bioservices, Inc.	50,500	338,350
†Avidity Biosciences, Inc.	61,400	1,566,928
†Avita Medical, Inc.	21,100	338,233
†Beam Therapeutics, Inc.	59,800	1,975,792
†BioAtla, Inc.	37,900	130,376
†BioCryst Pharmaceuticals, Inc.	159,603	810,783
†Biohaven Ltd.	55,950	3,059,906
†Biomea Fusion, Inc.	16,600	248,170
†BioVie, Inc.	2,800	1,480
†Bioxcel Therapeutics, Inc.	15,930	44,923
†Bluebird Bio, Inc.	88,100	112,768
†Blueprint Medicines Corp.	49,748	4,719,095
†Bridgebio Pharma, Inc.	95,985	2,967,856
†Cabaletta Bio, Inc.	28,800	491,328
†CareDx, Inc.	44,500	471,255
†Cargo Therapeutics, Inc.	16,900	377,208
†Caribou Biosciences, Inc.	63,000	323,820
†Carisma Therapeutics, Inc.	22,700	51,529
†Cartesian Therapeutics, Inc.	99,800	64,870
†Catalyst Pharmaceuticals, Inc.	84,700	1,350,118
†Celcuity, Inc.	14,700	317,520
†Celldex Therapeutics, Inc.	50,600	2,123,682
†Century Therapeutics, Inc.	22,100	92,378
†Cerevel Therapeutics Holdings, Inc.	58,600	2,477,022
LVIP SSGA Small-Cap Index Fund–4

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†CG oncology, Inc.	18,600	$816,540
†Cogent Biosciences, Inc.	70,400	473,088
†Coherus Biosciences, Inc.	83,905	200,533
†Compass Therapeutics, Inc.	77,400	153,252
†Crinetics Pharmaceuticals, Inc.	54,268	2,540,285
†Cue Biopharma, Inc.	30,000	56,700
†Cullinan Oncology, Inc.	21,200	361,248
†Cytokinetics, Inc.	77,366	5,424,130
†Day One Biopharmaceuticals, Inc.	51,700	854,084
†Deciphera Pharmaceuticals, Inc.	44,087	693,489
†Denali Therapeutics, Inc.	99,000	2,031,480
†Design Therapeutics, Inc.	28,100	113,243
†Disc Medicine, Inc.	7,600	473,176
†Dynavax Technologies Corp.	108,615	1,347,912
†Dyne Therapeutics, Inc.	47,900	1,359,881
†Eagle Pharmaceuticals, Inc.	8,300	43,492
†Editas Medicine, Inc.	70,938	526,360
†Emergent BioSolutions, Inc.	41,448	104,863
†Enanta Pharmaceuticals, Inc.	16,400	286,344
†Entrada Therapeutics, Inc.	18,200	257,894
†Erasca, Inc.	68,200	140,492
†Fate Therapeutics, Inc.	72,254	530,344
†Fennec Pharmaceuticals, Inc.	14,900	165,688
†FibroGen, Inc.	74,700	175,545
†Foghorn Therapeutics, Inc.	17,400	116,754
†Genelux Corp.	15,100	97,093
†Generation Bio Co.	39,000	158,730
†Geron Corp.	419,794	1,385,320
†Gritstone bio, Inc.	75,600	194,292
†Halozyme Therapeutics, Inc.	106,343	4,326,033
†Heron Therapeutics, Inc.	86,792	240,414
†HilleVax, Inc.	17,600	292,688
†Humacyte, Inc.	51,100	158,921
†Ideaya Biosciences, Inc.	53,700	2,356,356
†IGM Biosciences, Inc.	10,200	98,430
†Immuneering Corp. Class A	17,200	49,708
†ImmunityBio, Inc.	96,300	517,131
†Immunovant, Inc.	45,100	1,457,181
†Inhibrx, Inc.	29,100	1,017,336
†Inozyme Pharma, Inc.	28,500	218,310
†Insmed, Inc.	112,500	3,052,125
†Intellia Therapeutics, Inc.	73,300	2,016,483
†Iovance Biotherapeutics, Inc.	190,600	2,824,692
†Ironwood Pharmaceuticals, Inc.	115,572	1,006,632
†iTeos Therapeutics, Inc.	20,000	272,800
†Janux Therapeutics, Inc.	14,400	542,160
†KalVista Pharmaceuticals, Inc.	20,500	243,130
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Karyopharm Therapeutics, Inc.	94,162	$142,185
†Keros Therapeutics, Inc.	18,900	1,251,180
†Kezar Life Sciences, Inc.	59,700	53,826
†Kiniksa Pharmaceuticals Ltd. Class A	26,700	526,791
†Kodiak Sciences, Inc.	27,015	142,099
†Krystal Biotech, Inc.	18,000	3,202,740
†Kura Oncology, Inc.	57,099	1,217,922
†Kymera Therapeutics, Inc.	31,900	1,282,380
†Larimar Therapeutics, Inc.	21,300	161,667
LENZ Therapeutics, Inc.	3,786	84,535
†Lexicon Pharmaceuticals, Inc.	76,516	183,638
†Lineage Cell Therapeutics, Inc.	111,300	164,724
†Lyell Immunopharma, Inc.	143,900	320,897
†MacroGenics, Inc.	50,800	747,776
†Madrigal Pharmaceuticals, Inc.	12,335	3,293,938
†MannKind Corp.	215,800	977,574
†MeiraGTx Holdings PLC	28,192	171,125
†Merrimack Pharmaceuticals, Inc.	8,000	118,160
†Mersana Therapeutics, Inc.	82,200	368,256
†MiMedx Group, Inc.	97,100	747,670
†Mineralys Therapeutics, Inc.	11,700	151,047
†Mirum Pharmaceuticals, Inc.	20,700	519,984
†Monte Rosa Therapeutics, Inc.	25,900	182,595
†Morphic Holding, Inc.	29,000	1,020,800
†Mural Oncology PLC	14,160	69,242
†Myriad Genetics, Inc.	67,700	1,443,364
†Nkarta, Inc.	26,700	288,627
†Novavax, Inc.	73,600	351,808
†Nurix Therapeutics, Inc.	39,000	573,300
†Nuvalent, Inc. Class A	20,600	1,546,854
†Nuvectis Pharma, Inc.	5,700	46,740
†Ocean Biomedical, Inc.	6,900	26,117
†Olema Pharmaceuticals, Inc.	22,900	259,228
†Omega Therapeutics, Inc.	20,800	75,920
†Organogenesis Holdings, Inc.	56,800	161,312
†ORIC Pharmaceuticals, Inc.	33,500	460,625
†Outlook Therapeutics, Inc.	6,724	80,285
†Ovid therapeutics, Inc.	51,500	157,075
†PDS Biotechnology Corp.	23,500	93,060
†PepGen, Inc.	8,400	123,480
†PMV Pharmaceuticals, Inc.	32,400	55,080
†Poseida Therapeutics, Inc.	57,800	184,382
†Precigen, Inc.	115,600	167,620
†Prelude Therapeutics, Inc.	9,400	44,556
†Prime Medicine, Inc.	33,200	232,400
†ProKidney Corp.	36,600	60,024
†Protagonist Therapeutics, Inc.	47,600	1,377,068
LVIP SSGA Small-Cap Index Fund–5

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Protalix BioTherapeutics, Inc.	54,300	$68,418
†Prothena Corp. PLC	35,000	866,950
†PTC Therapeutics, Inc.	59,824	1,740,280
†Rallybio Corp.	25,885	47,887
†RAPT Therapeutics, Inc.	25,300	227,194
†Recursion Pharmaceuticals, Inc. Class A	115,300	1,149,541
†REGENXBIO, Inc.	34,200	720,594
†Relay Therapeutics, Inc.	76,500	634,950
†Reneo Pharmaceuticals, Inc.	10,600	17,596
†Replimune Group, Inc.	35,376	289,022
†REVOLUTION Medicines, Inc.	114,112	3,677,830
†Rhythm Pharmaceuticals, Inc.	42,700	1,850,191
†Rigel Pharmaceuticals, Inc.	147,363	218,097
†Rocket Pharmaceuticals, Inc.	48,200	1,298,508
†Sage Therapeutics, Inc.	44,400	832,056
†Sagimet Biosciences, Inc. Class A	7,000	37,940
†Sana Biotechnology, Inc.	77,300	773,000
†Sangamo Therapeutics, Inc.	120,289	80,618
†Savara, Inc.	78,900	392,922
†Scholar Rock Holding Corp.	47,000	834,720
†Seres Therapeutics, Inc.	80,000	61,928
†SpringWorks Therapeutics, Inc.	56,200	2,766,164
†Stoke Therapeutics, Inc.	23,000	310,500
†Summit Therapeutics, Inc.	98,100	406,134
†Sutro Biopharma, Inc.	50,100	283,065
†Syndax Pharmaceuticals, Inc.	56,706	1,349,603
†Tango Therapeutics, Inc.	38,400	304,896
†Tenaya Therapeutics, Inc.	38,100	199,263
†TG Therapeutics, Inc.	116,000	1,764,360
†Travere Therapeutics, Inc.	63,600	490,356
†Turnstone Biologics Corp.	5,300	13,886
†Twist Bioscience Corp.	48,000	1,646,880
†Tyra Biosciences, Inc.	11,700	191,880
†UroGen Pharma Ltd.	16,400	246,000
†Vanda Pharmaceuticals, Inc.	47,181	193,914
†Vaxcyte, Inc.	87,000	5,942,970
†Vaxxinity, Inc. Class A	37,900	27,193
†Vera Therapeutics, Inc.	32,500	1,401,400
†Veracyte, Inc.	60,800	1,347,328
†Vericel Corp.	39,700	2,065,194
†Verve Therapeutics, Inc.	44,100	585,648
†Vigil Neuroscience, Inc.	13,600	46,376
†Viking Therapeutics, Inc.	83,900	6,879,800
†Vir Biotechnology, Inc.	70,300	712,139
†Viridian Therapeutics, Inc.	35,700	625,107
†Vor BioPharma, Inc.	32,900	77,973
†Voyager Therapeutics, Inc.	26,300	244,853
†X4 Pharmaceuticals, Inc.	103,700	144,143
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Xencor, Inc.	48,000	$1,062,240
†XOMA Corp.	6,300	151,515
†Y-mAbs Therapeutics, Inc.	30,400	494,304
†Zentalis Pharmaceuticals, Inc.	49,500	780,120
†Zura Bio Ltd.	9,700	24,929
†Zymeworks, Inc.	44,300	466,036
		171,613,463
Building Products–2.04%
AAON, Inc.	55,775	4,913,777
†American Woodmark Corp.	12,975	1,319,039
Apogee Enterprises, Inc.	18,647	1,103,902
AZZ, Inc.	20,927	1,617,866
CSW Industrials, Inc.	12,600	2,955,960
†Gibraltar Industries, Inc.	25,691	2,068,896
Griffon Corp.	32,131	2,356,488
Insteel Industries, Inc.	15,839	605,367
†Janus International Group, Inc.	71,300	1,078,769
†JELD-WEN Holding, Inc.	72,000	1,528,560
†Masonite International Corp.	17,888	2,351,378
†Masterbrand, Inc.	104,200	1,952,708
Quanex Building Products Corp.	27,952	1,074,195
†Resideo Technologies, Inc.	119,700	2,683,674
Simpson Manufacturing Co., Inc.	35,489	7,281,633
UFP Industries, Inc.	49,510	6,090,225
Zurn Elkay Water Solutions Corp.	123,064	4,118,952
		45,101,389
Capital Markets–1.36%
†AlTi Global, Inc.	17,600	99,616
Artisan Partners Asset Management, Inc. Class A	50,100	2,293,077
†AssetMark Financial Holdings, Inc.	18,700	662,167
B Riley Financial, Inc.	16,123	341,324
†Bakkt Holdings, Inc.	57,700	26,531
BGC Group, Inc. Class A	298,200	2,317,014
Brightsphere Investment Group, Inc.	27,317	623,920
Cohen & Steers, Inc.	21,569	1,658,440
Diamond Hill Investment Group, Inc.	2,332	359,525
†Donnelley Financial Solutions, Inc.	20,700	1,283,607
†Forge Global Holdings, Inc.	93,300	180,069
GCM Grosvenor, Inc. Class A	36,300	350,658
Hamilton Lane, Inc. Class A	29,900	3,371,524
MarketWise, Inc.	25,600	44,288
Moelis & Co. Class A	54,600	3,099,642
†Open Lending Corp. Class A	83,700	523,962
LVIP SSGA Small-Cap Index Fund–6

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
P10, Inc. Class A	36,800	$309,856
Patria Investments Ltd. Class A	45,800	679,672
Perella Weinberg Partners	36,700	518,571
Piper Sandler Cos.	14,468	2,871,753
PJT Partners, Inc. Class A	19,200	1,809,792
Silvercrest Asset Management Group, Inc. Class A	8,500	134,385
StepStone Group, Inc. Class A	45,600	1,629,744
†StoneX Group, Inc.	22,686	1,593,918
Value Line, Inc.	700	28,350
Victory Capital Holdings, Inc. Class A	23,000	975,890
Virtus Investment Partners, Inc.	5,532	1,371,825
WisdomTree, Inc.	103,708	953,077
		30,112,197
Chemicals–1.92%
AdvanSix, Inc.	21,400	612,040
American Vanguard Corp.	24,095	312,030
†Arcadium Lithium PLC	848,355	3,656,410
†Aspen Aerogels, Inc.	43,000	756,800
Avient Corp.	75,371	3,271,102
Balchem Corp.	26,209	4,061,085
Cabot Corp.	44,500	4,102,900
†Core Molding Technologies, Inc.	7,000	132,510
†Danimer Scientific, Inc.	75,900	82,731
†Ecovyst, Inc.	68,500	763,775
Hawkins, Inc.	16,036	1,231,565
HB Fuller Co.	44,309	3,533,200
†Ingevity Corp.	30,653	1,462,148
Innospec, Inc.	20,404	2,630,892
†Intrepid Potash, Inc.	9,300	193,998
Koppers Holdings, Inc.	15,160	836,377
Kronos Worldwide, Inc.	17,689	208,730
†LSB Industries, Inc.	46,400	407,392
Mativ Holdings, Inc.	42,979	805,856
Minerals Technologies, Inc.	27,164	2,044,906
†Origin Materials, Inc.	100,200	51,102
Orion SA	46,895	1,102,970
†Perimeter Solutions SA	130,000	964,600
†PureCycle Technologies, Inc.	101,400	630,708
Quaker Chemical Corp.	11,513	2,363,043
†Rayonier Advanced Materials, Inc.	55,500	265,290
Sensient Technologies Corp.	34,395	2,379,790
Stepan Co.	17,770	1,600,011
Trinseo PLC	29,400	111,132
Tronox Holdings PLC	98,200	1,703,770
Valhi, Inc.	2,100	36,078
		42,314,941
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies–1.60%
ABM Industries, Inc.	51,323	$2,290,032
ACCO Brands Corp.	76,824	430,983
†ACV Auctions, Inc. Class A	105,600	1,982,112
Aris Water Solutions, Inc. Class A	26,200	370,730
†BrightView Holdings, Inc.	35,900	427,210
Brink's Co.	36,560	3,377,413
†Casella Waste Systems, Inc. Class A	46,434	4,590,930
†CECO Environmental Corp.	25,100	577,802
†Cimpress PLC	15,034	1,330,659
CompX International, Inc.	1,538	52,753
†CoreCivic, Inc.	96,200	1,501,682
Deluxe Corp.	37,040	762,654
Ennis, Inc.	22,162	454,543
†Enviri Corp.	65,600	600,240
†GEO Group, Inc.	101,826	1,437,783
†Healthcare Services Group, Inc.	62,281	777,267
HNI Corp.	38,435	1,734,571
Interface, Inc.	47,721	802,667
†LanzaTech Global, Inc.	16,500	51,067
†Li-Cycle Holdings Corp.	112,800	116,184
†Liquidity Services, Inc.	19,473	362,198
Matthews International Corp. Class A	25,210	783,527
MillerKnoll, Inc.	59,605	1,475,820
†Montrose Environmental Group, Inc.	23,800	932,246
NL Industries, Inc.	8,636	63,302
†OPENLANE, Inc.	86,600	1,498,180
†Performant Financial Corp.	57,000	167,580
Pitney Bowes, Inc.	147,700	639,541
Quad/Graphics, Inc.	25,900	137,529
†SP Plus Corp.	16,797	877,139
Steelcase, Inc. Class A	78,398	1,025,446
UniFirst Corp.	12,467	2,162,152
†Viad Corp.	17,313	683,690
VSE Corp.	10,966	877,280
		35,354,912
Communications Equipment–0.50%
ADTRAN Holdings, Inc.	67,448	366,917
†Aviat Networks, Inc.	9,500	364,230
†Calix, Inc.	49,531	1,642,448
†Cambium Networks Corp.	9,400	40,514
†Clearfield, Inc.	11,400	351,576
†CommScope Holding Co., Inc.	171,000	224,010
†Comtech Telecommunications Corp.	23,375	80,176
†Digi International, Inc.	29,743	949,694
†DZS, Inc.	18,200	24,024
†Extreme Networks, Inc.	98,045	1,131,439
†Harmonic, Inc.	93,288	1,253,791
LVIP SSGA Small-Cap Index Fund–7

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Infinera Corp.	169,023	$1,019,209
†KVH Industries, Inc.	15,100	77,010
†NETGEAR, Inc.	24,134	380,593
†NetScout Systems, Inc.	57,756	1,261,391
†Ribbon Communications, Inc.	72,202	231,047
†Viavi Solutions, Inc.	180,000	1,636,200
		11,034,269
Construction & Engineering–1.95%
†Ameresco, Inc. Class A	27,221	656,843
†API Group Corp.	172,600	6,778,002
Arcosa, Inc.	39,700	3,408,642
Argan, Inc.	10,724	541,991
†Bowman Consulting Group Ltd.	8,600	299,194
Comfort Systems USA, Inc.	29,036	9,225,028
†Concrete Pumping Holdings, Inc.	22,000	173,800
†Construction Partners, Inc. Class A	34,000	1,909,100
†Dycom Industries, Inc.	23,429	3,362,764
†Fluor Corp.	117,200	4,955,216
Granite Construction, Inc.	36,879	2,106,897
†Great Lakes Dredge & Dock Corp.	55,634	486,797
†IES Holdings, Inc.	6,800	827,152
†INNOVATE Corp.	39,000	27,327
†Limbach Holdings, Inc.	7,800	323,076
†MYR Group, Inc.	13,394	2,367,389
†Northwest Pipe Co.	8,348	289,509
Primoris Services Corp.	44,338	1,887,469
†Southland Holdings, Inc.	2,700	13,905
†Sterling Infrastructure, Inc.	25,000	2,757,750
†Tutor Perini Corp.	36,906	533,661
		42,931,512
Construction Materials–0.39%
†Knife River Corp.	46,300	3,754,004
†Summit Materials, Inc. Class A	97,826	4,360,105
U.S. Lime & Minerals, Inc.	1,787	532,776
		8,646,885
Consumer Finance–0.75%
†Atlanticus Holdings Corp.	3,815	112,886
Bread Financial Holdings, Inc.	41,400	1,541,736
†Consumer Portfolio Services, Inc.	8,500	64,260
†Encore Capital Group, Inc.	19,563	892,268
†Enova International, Inc.	23,023	1,446,535
FirstCash Holdings, Inc.	30,924	3,944,047
†Green Dot Corp. Class A	39,202	365,755
†LendingClub Corp.	90,260	793,385
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
†LendingTree, Inc.	8,500	$359,890
Navient Corp.	66,500	1,157,100
Nelnet, Inc. Class A	10,938	1,035,282
†NerdWallet, Inc. Class A	29,100	427,770
†OppFi, Inc.	9,400	23,500
†PRA Group, Inc.	32,723	853,416
PROG Holdings, Inc.	37,505	1,291,672
Regional Management Corp.	6,743	163,248
†Upstart Holdings, Inc.	61,000	1,640,290
†World Acceptance Corp.	3,501	507,575
		16,620,615
Containers & Packaging–0.28%
Greif, Inc. Class A	24,917	1,722,689
Myers Industries, Inc.	30,497	706,616
†O-I Glass, Inc.	129,900	2,155,041
Pactiv Evergreen, Inc.	34,100	488,312
†Ranpak Holdings Corp.	35,300	277,811
TriMas Corp.	31,325	837,317
		6,187,786
Distributors–0.01%
Weyco Group, Inc.	5,000	159,400
		159,400
Diversified Consumer Services–1.07%
†2U, Inc.	65,900	25,681
†Adtalem Global Education, Inc.	31,817	1,635,394
Carriage Services, Inc.	10,935	295,683
†Chegg, Inc.	96,400	729,748
†Coursera, Inc.	109,200	1,530,984
†Duolingo, Inc.	24,300	5,360,094
†European Wax Center, Inc. Class A	29,200	379,016
†Frontdoor, Inc.	67,500	2,199,150
Graham Holdings Co. Class B	2,800	2,149,504
Laureate Education, Inc.	109,800	1,599,786
†Lincoln Educational Services Corp.	20,400	210,732
†Nerdy, Inc.	48,600	141,426
†OneSpaWorld Holdings Ltd.	70,700	935,361
Perdoceo Education Corp.	54,468	956,458
Strategic Education, Inc.	18,935	1,971,512
†Stride, Inc.	34,600	2,181,530
†Udemy, Inc.	72,800	799,344
†Universal Technical Institute, Inc.	27,900	444,726
†WW International, Inc.	47,000	86,950
		23,633,079
Diversified Financial Services–2.42%
†Acacia Research Corp.	33,000	175,890
Alerus Financial Corp.	15,800	344,914
A-Mark Precious Metals, Inc.	15,900	487,971
LVIP SSGA Small-Cap Index Fund–8

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Financial Services (continued)
†AvidXchange Holdings, Inc.	126,300	$1,660,845
Banco Latinoamericano de Comercio Exterior SA	23,158	685,940
†Cannae Holdings, Inc.	53,000	1,178,720
†Cantaloupe, Inc.	48,600	312,498
Cass Information Systems, Inc.	11,415	549,861
Compass Diversified Holdings	48,900	1,177,023
Enact Holdings, Inc.	25,400	791,972
Essent Group Ltd.	86,209	5,130,298
EVERTEC, Inc.	54,800	2,186,520
Federal Agricultural Mortgage Corp. Class C	7,674	1,510,857
†Finance of America Cos., Inc. Class A	43,600	32,050
†Flywire Corp.	82,300	2,041,863
†I3 Verticals, Inc. Class A	19,091	436,993
†International Money Express, Inc.	27,800	634,674
Jackson Financial, Inc. Class A	65,400	4,325,556
†Marqeta, Inc. Class A	384,700	2,292,812
Merchants Bancorp	13,414	579,216
†Mr Cooper Group, Inc.	53,602	4,178,276
NewtekOne, Inc.	20,200	222,200
†NMI Holdings, Inc. Class A	65,500	2,118,270
†Ocwen Financial Corp.	5,200	140,452
†Pagseguro Digital Ltd. Class A	165,300	2,360,484
†Payoneer Global, Inc.	224,200	1,089,612
†Paysafe Ltd.	28,084	443,446
†Paysign, Inc.	25,700	94,062
PennyMac Financial Services, Inc.	20,600	1,876,454
†Priority Technology Holdings, Inc.	15,200	49,704
Radian Group, Inc.	125,854	4,212,333
†Remitly Global, Inc.	111,700	2,316,658
†Repay Holdings Corp.	68,700	755,700
†Security National Financial Corp. Class A	11,445	90,530
†StoneCo Ltd. Class A	238,400	3,959,824
†SWK Holdings Corp.	3,800	66,196
†Velocity Financial, Inc.	7,000	126,000
Walker & Dunlop, Inc.	25,963	2,623,821
Waterstone Financial, Inc.	16,080	195,694
		53,456,189
Diversified Telecommunication Services–0.38%
†Anterix, Inc.	11,300	379,793
†AST SpaceMobile, Inc.	68,300	198,070
ATN International, Inc.	9,292	292,744
†Bandwidth, Inc. Class A	20,400	372,504
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
Cogent Communications Holdings, Inc.	36,504	$2,384,806
†Consolidated Communications Holdings, Inc.	62,155	268,510
†Globalstar, Inc.	585,100	860,097
IDT Corp. Class B	13,300	502,873
†Liberty Latin America Ltd. Class A	147,071	1,027,414
†Lumen Technologies, Inc.	785,200	1,224,912
†Ooma, Inc.	20,694	176,520
Shenandoah Telecommunications Co.	40,950	711,302
		8,399,545
Electric Utilities–0.66%
ALLETE, Inc.	48,173	2,873,038
Genie Energy Ltd. Class B	16,600	250,328
MGE Energy, Inc.	29,715	2,339,165
Otter Tail Corp.	33,781	2,918,678
PNM Resources, Inc.	71,436	2,688,851
Portland General Electric Co.	83,000	3,486,000
		14,556,060
Electrical Equipment–1.41%
Allient, Inc.	11,100	396,048
†Amprius Technologies, Inc.	4,300	11,395
†Array Technologies, Inc.	127,000	1,893,570
Atkore, Inc.	30,500	5,805,980
†Babcock & Wilcox Enterprises, Inc.	51,700	58,421
†Blink Charging Co.	50,100	150,801
†Bloom Energy Corp. Class A	162,900	1,830,996
†Dragonfly Energy Holdings Corp.	33,800	18,252
Encore Wire Corp.	12,326	3,239,026
†Energy Vault Holdings, Inc.	81,100	145,169
EnerSys	33,322	3,147,596
†Enovix Corp.	115,800	927,558
†Eos Energy Enterprises, Inc.	90,500	93,215
†ESS Tech, Inc.	77,200	55,839
†Fluence Energy, Inc.	49,700	861,798
†FTC Solar, Inc.	52,000	28,028
†FuelCell Energy, Inc.	354,000	421,260
GrafTech International Ltd.	165,400	228,252
LSI Industries, Inc.	22,600	341,712
†NEXTracker, Inc. Class A	103,800	5,840,826
†NuScale Power Corp.	48,100	255,411
Powell Industries, Inc.	7,708	1,096,848
Preformed Line Products Co.	2,086	268,406
†SES AI Corp.	104,900	176,232
†Shoals Technologies Group, Inc. Class A	139,200	1,556,256
†SKYX Platforms Corp.	58,800	77,028
LVIP SSGA Small-Cap Index Fund–9

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†Stem, Inc.	120,500	$263,895
†SunPower Corp.	73,800	221,400
†Thermon Group Holdings, Inc.	28,160	921,395
†TPI Composites, Inc.	34,200	99,522
†Vicor Corp.	18,871	721,627
		31,153,762
Electronic Equipment, Instruments & Components–2.62%
†908 Devices, Inc.	18,100	136,655
Advanced Energy Industries, Inc.	30,779	3,138,842
†Aeva Technologies, Inc.	15,480	60,836
†Akoustis Technologies, Inc.	56,700	33,515
†Arlo Technologies, Inc.	74,215	938,820
Badger Meter, Inc.	24,122	3,903,181
Bel Fuse, Inc. Class B	8,800	530,728
Belden, Inc.	34,042	3,152,630
Benchmark Electronics, Inc.	29,766	893,278
Climb Global Solutions, Inc.	3,400	240,992
CTS Corp.	25,711	1,203,018
†Daktronics, Inc.	31,000	308,760
†ePlus, Inc.	22,116	1,736,991
†Evolv Technologies Holdings, Inc.	96,800	430,760
†Fabrinet	30,356	5,737,891
†FARO Technologies, Inc.	15,799	339,836
†Insight Enterprises, Inc.	23,003	4,267,517
†Iteris, Inc.	37,300	184,262
†Itron, Inc.	37,900	3,506,508
†Kimball Electronics, Inc.	20,275	438,954
†Knowles Corp.	75,306	1,212,427
†Lightwave Logic, Inc.	98,300	460,044
†Luna Innovations, Inc.	26,000	83,330
Methode Electronics, Inc.	28,566	347,934
†MicroVision, Inc.	153,100	281,704
†Mirion Technologies, Inc.	162,800	1,851,036
Napco Security Technologies, Inc.	26,800	1,076,288
†nLight, Inc.	37,300	484,900
†Novanta, Inc.	29,463	5,149,248
†OSI Systems, Inc.	13,068	1,866,372
†PAR Technology Corp.	22,500	1,020,600
PC Connection, Inc.	9,724	641,103
†Plexus Corp.	22,363	2,120,460
†Presto Automation, Inc.	2,400	418
Richardson Electronics Ltd.	10,400	95,784
†Rogers Corp.	14,552	1,727,177
†Sanmina Corp.	44,995	2,797,789
†ScanSource, Inc.	20,837	917,661
†SmartRent, Inc.	157,600	422,368
†TTM Technologies, Inc.	86,550	1,354,507
Vishay Intertechnology, Inc.	103,721	2,352,392
†Vishay Precision Group, Inc.	10,472	369,976
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Vuzix Corp.	49,600	$60,016
		57,877,508
Energy Equipment & Services–2.56%
Archrock, Inc.	116,202	2,285,693
Atlas Energy Solutions, Inc.	14,100	318,942
†Borr Drilling Ltd.	185,900	1,273,415
†Bristow Group, Inc.	20,173	548,706
Cactus, Inc. Class A	54,300	2,719,887
ChampionX Corp.	161,200	5,785,468
Core Laboratories, Inc.	39,500	674,660
†Diamond Offshore Drilling, Inc.	85,900	1,171,676
†DMC Global, Inc.	16,388	319,402
†Dril-Quip, Inc.	28,800	648,864
†Expro Group Holdings NV	74,566	1,489,083
†Forum Energy Technologies, Inc.	8,500	169,830
†Helix Energy Solutions Group, Inc.	119,256	1,292,735
Helmerich & Payne, Inc.	79,600	3,347,976
†KLX Energy Services Holdings, Inc.	10,700	82,818
Kodiak Gas Services, Inc.	13,300	363,622
Liberty Energy, Inc.	136,900	2,836,568
†Mammoth Energy Services, Inc.	21,300	77,532
†Nabors Industries Ltd.	7,714	664,407
†Newpark Resources, Inc.	62,541	451,546
Noble Corp. PLC	92,300	4,475,627
†Oceaneering International, Inc.	83,900	1,963,260
†Oil States International, Inc.	53,700	330,792
Patterson-UTI Energy, Inc.	289,289	3,454,111
†ProFrac Holding Corp. Class A	23,100	193,116
†ProPetro Holding Corp.	74,900	605,192
Ranger Energy Services, Inc.	13,200	149,028
RPC, Inc.	72,100	558,054
†SEACOR Marine Holdings, Inc.	21,500	299,710
†Seadrill Ltd.	38,100	1,916,430
Select Water Solutions, Inc.	57,300	528,879
Solaris Oilfield Infrastructure, Inc. Class A	24,500	212,415
†TETRA Technologies, Inc.	105,400	466,922
†Tidewater, Inc.	38,011	3,497,012
†U.S. Silica Holdings, Inc.	63,683	790,306
†Valaris Ltd.	48,700	3,665,162
†Weatherford International PLC	58,700	6,775,154
		56,404,000
LVIP SSGA Small-Cap Index Fund–10

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment–0.41%
†Atlanta Braves Holdings, Inc. Class A	46,600	$1,844,052
†Cinemark Holdings, Inc.	89,400	1,606,518
†Eventbrite, Inc. Class A	64,900	355,652
†IMAX Corp.	38,000	614,460
†Lions Gate Entertainment Corp. Class A	152,600	1,453,090
†Loop Media, Inc.	30,700	11,248
†Madison Square Garden Entertainment Corp.	30,872	1,210,491
Marcus Corp.	20,434	291,389
†Playstudios, Inc.	74,500	207,110
†Reservoir Media, Inc.	16,300	129,259
†Sphere Entertainment Co.	22,072	1,083,294
†Vivid Seats, Inc. Class A	57,900	346,821
		9,153,384
Equity Real Estate Investment Trusts–0.55%
Alexander & Baldwin, Inc.	61,508	1,013,037
Alpine Income Property Trust, Inc.	10,800	165,024
American Assets Trust, Inc.	41,473	908,673
Armada Hoffler Properties, Inc.	56,600	588,640
Broadstone Net Lease, Inc.	153,400	2,403,778
CTO Realty Growth, Inc.	18,342	310,897
Empire State Realty Trust, Inc. Class A	111,200	1,126,456
Essential Properties Realty Trust, Inc.	127,635	3,402,749
Gladstone Commercial Corp.	34,105	472,013
Global Net Lease, Inc.	151,228	1,175,042
NexPoint Diversified Real Estate Trust	28,162	185,869
One Liberty Properties, Inc.	14,207	320,936
		12,073,114
Food & Staples Retailing–0.60%
Andersons, Inc.	26,063	1,495,234
†Chefs' Warehouse, Inc.	29,835	1,123,586
†HF Foods Group, Inc.	32,900	115,150
Ingles Markets, Inc. Class A	11,931	914,869
Natural Grocers by Vitamin Cottage, Inc.	8,189	147,812
PriceSmart, Inc.	20,332	1,707,888
SpartanNash Co.	29,358	593,325
†Sprouts Farmers Market, Inc.	83,800	5,403,424
†United Natural Foods, Inc.	49,399	567,595
Village Super Market, Inc. Class A	7,113	203,503
Weis Markets, Inc.	14,000	901,600
		13,173,986
Food Products–0.88%
Alico, Inc.	6,100	178,608
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
B&G Foods, Inc.	60,114	$687,704
†Benson Hill, Inc.	146,100	29,293
†Beyond Meat, Inc.	50,400	417,312
†BRC, Inc. Class A	30,200	129,256
Calavo Growers, Inc.	14,654	407,528
Cal-Maine Foods, Inc.	32,330	1,902,620
Dole PLC	60,400	720,572
†Forafric Global PLC	4,600	47,656
Fresh Del Monte Produce, Inc.	28,556	739,886
†Hain Celestial Group, Inc.	75,600	594,216
J & J Snack Foods Corp.	12,487	1,805,121
John B Sanfilippo & Son, Inc.	7,602	805,204
Lancaster Colony Corp.	15,954	3,312,529
Limoneira Co.	15,000	293,400
†Mission Produce, Inc.	41,700	494,979
†Seneca Foods Corp. Class A	4,488	255,367
†Simply Good Foods Co.	74,100	2,521,623
†SunOpta, Inc.	77,100	529,677
†TreeHouse Foods, Inc.	41,200	1,604,740
Utz Brands, Inc.	61,100	1,126,684
†Vital Farms, Inc.	26,100	606,825
†Westrock Coffee Co.	25,200	260,316
		19,471,116
Gas Utilities–0.89%
Brookfield Infrastructure Corp. Class A	98,078	3,534,731
Chesapeake Utilities Corp.	17,865	1,916,915
New Jersey Resources Corp.	79,497	3,411,216
Northwest Natural Holding Co.	30,319	1,128,473
ONE Gas, Inc.	46,046	2,971,348
RGC Resources, Inc.	7,300	147,752
Southwest Gas Holdings, Inc.	51,522	3,922,370
Spire, Inc.	43,320	2,658,549
		19,691,354
Health Care Equipment & Supplies–2.59%
†Accuray, Inc.	76,700	189,449
†Alphatec Holdings, Inc.	67,900	936,341
†AngioDynamics, Inc.	32,592	191,315
†Artivion, Inc.	33,210	702,724
†AtriCure, Inc.	38,803	1,180,387
Atrion Corp.	1,167	540,963
†Avanos Medical, Inc.	38,900	774,499
†Axogen, Inc.	33,300	268,731
†Axonics, Inc.	40,600	2,800,182
†Beyond Air, Inc.	22,100	38,454
†Butterfly Network, Inc.	115,800	125,064
†Cerus Corp.	154,683	292,351
†ClearPoint Neuro, Inc.	19,700	133,960
CONMED Corp.	24,822	1,987,746
†Cutera, Inc.	13,500	19,845
†CVRx, Inc.	9,300	169,353
LVIP SSGA Small-Cap Index Fund–11

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Embecta Corp.	49,300	$654,211
†Glaukos Corp.	38,745	3,653,266
†Haemonetics Corp.	41,000	3,499,350
†Inari Medical, Inc.	43,600	2,091,928
†Inmode Ltd.	62,800	1,357,108
†Inogen, Inc.	18,990	153,249
†Integer Holdings Corp.	27,625	3,223,285
iRadimed Corp.	6,300	277,137
†iRhythm Technologies, Inc.	25,050	2,905,800
†KORU Medical Systems, Inc.	30,100	71,036
†Lantheus Holdings, Inc.	55,606	3,460,917
LeMaitre Vascular, Inc.	16,698	1,108,079
†LivaNova PLC	44,196	2,472,324
†Merit Medical Systems, Inc.	46,541	3,525,481
†Neogen Corp.	177,950	2,808,051
†Nevro Corp.	30,000	433,200
=†OmniAb, Inc. Earnout Shares	4,688	0
=†OmniAb, Inc. Earnout Shares.	4,688	0
†Omnicell, Inc.	38,025	1,111,471
†OraSure Technologies, Inc.	60,806	373,957
†Orchestra BioMed Holdings, Inc.	13,100	69,037
†Orthofix Medical, Inc.	29,318	425,697
†OrthoPediatrics Corp.	13,405	390,890
†Outset Medical, Inc.	40,700	90,354
†Paragon 28, Inc.	37,000	456,950
†PROCEPT BioRobotics Corp.	30,600	1,512,252
†Pulmonx Corp.	30,200	279,954
†Pulse Biosciences, Inc.	13,600	118,456
†RxSight, Inc.	22,786	1,175,302
†Sanara Medtech, Inc.	3,100	114,700
†Semler Scientific, Inc.	4,100	119,761
†SI-BONE, Inc.	29,300	479,641
†Sight Sciences, Inc.	18,100	95,568
†Silk Road Medical, Inc.	33,300	610,056
†STAAR Surgical Co.	41,099	1,573,270
†Surmodics, Inc.	11,865	348,119
†Tactile Systems Technology, Inc.	20,100	326,625
†Tela Bio, Inc.	13,300	75,411
†TransMedics Group, Inc.	25,800	1,907,652
†Treace Medical Concepts, Inc.	39,400	514,170
†UFP Technologies, Inc.	6,000	1,513,200
Utah Medical Products, Inc.	2,915	207,286
†Varex Imaging Corp.	32,500	588,250
†Vicarious Surgical, Inc.	60,300	18,180
†Zimvie, Inc.	21,400	352,886
†Zynex, Inc.	15,360	190,003
		57,084,884
Health Care Providers & Services–2.53%
†23andMe Holding Co. Class A	230,000	122,360
†Accolade, Inc.	57,300	600,504
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†AdaptHealth Corp.	81,300	$935,763
†Addus HomeCare Corp.	13,200	1,364,088
†Agiliti, Inc.	25,700	260,084
†AirSculpt Technologies, Inc.	10,100	62,014
†Alignment Healthcare, Inc.	72,700	360,592
†AMN Healthcare Services, Inc.	31,974	1,998,695
†Astrana Health, Inc.	36,300	1,524,237
†Aveanna Healthcare Holdings, Inc.	42,300	105,327
†BrightSpring Health Services, Inc.	41,800	454,366
†Brookdale Senior Living, Inc.	158,500	1,047,685
†CareMax, Inc.	2,064	9,948
†Castle Biosciences, Inc.	21,400	474,010
†Community Health Systems, Inc.	108,900	381,150
†CorVel Corp.	7,086	1,863,334
†Cross Country Healthcare, Inc.	29,217	546,942
†DocGo, Inc.	65,900	266,236
†Enhabit, Inc.	42,800	498,620
Ensign Group, Inc.	44,933	5,590,564
†Fulgent Genetics, Inc.	17,500	379,750
†Guardant Health, Inc.	94,800	1,955,724
†HealthEquity, Inc.	69,230	5,651,245
†Hims & Hers Health, Inc.	103,200	1,596,504
†InfuSystem Holdings, Inc.	15,900	136,263
†Innovage Holding Corp.	15,700	69,708
†Joint Corp.	11,700	152,802
†LifeStance Health Group, Inc.	90,100	555,917
†ModivCare, Inc.	10,833	254,034
†Nano-X Imaging Ltd.	40,800	398,616
National HealthCare Corp.	10,475	989,992
National Research Corp.	12,137	480,747
†NeoGenomics, Inc.	106,365	1,672,058
†OPKO Health, Inc.	341,400	409,680
†Option Care Health, Inc.	137,907	4,625,401
†Owens & Minor, Inc.	60,254	1,669,638
†P3 Health Partners, Inc.	33,000	33,990
Patterson Cos., Inc.	68,000	1,880,200
†Pediatrix Medical Group, Inc.	70,900	711,127
†Pennant Group, Inc.	24,266	476,342
†PetIQ, Inc.	22,600	413,128
†Privia Health Group, Inc.	91,600	1,794,444
†Progyny, Inc.	66,200	2,525,530
†Quipt Home Medical Corp.	34,100	149,017
†RadNet, Inc.	48,700	2,369,742
Select Medical Holdings Corp.	84,767	2,555,725
†Surgery Partners, Inc.	57,200	1,706,276
U.S. Physical Therapy, Inc.	12,349	1,393,832
LVIP SSGA Small-Cap Index Fund–12

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Viemed Healthcare, Inc.	28,800	$271,584
		55,745,535
Health Care REITs–0.47%
CareTrust REIT, Inc.	97,771	2,382,679
Community Healthcare Trust, Inc.	21,610	573,746
Diversified Healthcare Trust	200,000	492,000
Global Medical REIT, Inc.	51,300	448,875
LTC Properties, Inc.	34,673	1,127,219
National Health Investors, Inc.	34,934	2,194,903
Sabra Health Care REIT, Inc.	189,077	2,792,667
Universal Health Realty Income Trust	10,673	391,806
		10,403,895
Health Care Technology–0.36%
†American Well Corp. Class A	206,200	167,166
†Definitive Healthcare Corp.	39,100	315,537
†Evolent Health, Inc. Class A	91,800	3,010,122
†Health Catalyst, Inc.	47,100	354,663
HealthStream, Inc.	20,545	547,730
†Multiplan Corp.	329,000	266,885
†OptimizeRx Corp.	13,700	166,455
†Phreesia, Inc.	43,600	1,043,348
†Schrodinger, Inc.	46,100	1,244,700
†Sharecare, Inc.	256,000	196,480
Simulations Plus, Inc.	13,500	555,525
†TruBridge, Inc.	12,549	115,702
		7,984,313
Hotel & Resort REITs–0.83%
Apple Hospitality REIT, Inc.	179,800	2,945,124
Braemar Hotels & Resorts, Inc.	56,200	112,400
Chatham Lodging Trust	41,331	417,856
DiamondRock Hospitality Co.	170,874	1,642,099
Pebblebrook Hotel Trust	96,560	1,487,990
RLJ Lodging Trust	124,455	1,471,058
Ryman Hospitality Properties, Inc.	48,106	5,561,535
Service Properties Trust	139,600	946,488
Summit Hotel Properties, Inc.	88,773	577,912
Sunstone Hotel Investors, Inc.	167,292	1,863,633
Xenia Hotels & Resorts, Inc.	85,504	1,283,415
		18,309,510
Hotels, Restaurants & Leisure–2.20%
†Accel Entertainment, Inc.	45,900	541,161
†Bally's Corp.	24,973	348,124
†Biglari Holdings, Inc. Class B	665	126,137
†BJ's Restaurants, Inc.	16,459	595,487
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Bloomin' Brands, Inc.	71,452	$2,049,244
Bowlero Corp. Class A	14,300	195,910
†Brinker International, Inc.	35,700	1,773,576
Carrols Restaurant Group, Inc.	31,500	299,565
†Century Casinos, Inc.	23,100	72,996
Cheesecake Factory, Inc.	38,774	1,401,680
†Chuy's Holdings, Inc.	13,632	459,807
Cracker Barrel Old Country Store, Inc.	18,662	1,357,287
†Dave & Buster's Entertainment, Inc.	27,500	1,721,500
†Denny's Corp.	43,356	388,470
Dine Brands Global, Inc.	13,232	615,023
†El Pollo Loco Holdings, Inc.	25,200	245,448
†Everi Holdings, Inc.	64,600	649,230
†First Watch Restaurant Group, Inc.	18,700	460,394
†Full House Resorts, Inc.	27,800	154,846
†Global Business Travel Group I	26,100	156,861
Golden Entertainment, Inc.	17,100	629,793
†Hilton Grand Vacations, Inc.	64,500	3,045,045
†Inspired Entertainment, Inc.	17,600	173,536
International Game Technology PLC	91,200	2,060,208
Jack in the Box, Inc.	15,915	1,089,859
Krispy Kreme, Inc.	74,200	1,130,437
†Kura Sushi USA, Inc. Class A	5,000	575,800
†Life Time Group Holdings, Inc.	37,800	586,656
†Light & Wonder, Inc.	74,152	7,570,178
†Lindblad Expeditions Holdings, Inc.	28,900	269,637
Monarch Casino & Resort, Inc.	11,284	846,187
†Mondee Holdings, Inc.	38,000	87,780
Nathan's Famous, Inc.	2,600	184,080
†Noodles & Co.	34,500	65,895
†ONE Group Hospitality, Inc.	17,000	94,690
Papa John's International, Inc.	27,522	1,832,965
†PlayAGS, Inc.	31,100	279,278
†Portillo's, Inc. Class A	38,700	548,766
†Potbelly Corp.	22,500	272,475
RCI Hospitality Holdings, Inc.	7,400	429,200
†Red Robin Gourmet Burgers, Inc.	12,800	98,048
Red Rock Resorts, Inc. Class A	39,700	2,374,854
†Rush Street Interactive, Inc.	53,500	348,285
†Sabre Corp.	280,300	678,326
†Shake Shack, Inc. Class A	31,400	3,266,542
LVIP SSGA Small-Cap Index Fund–13

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Six Flags Entertainment Corp.	61,100	$1,608,152
†Super Group SGHC Ltd.	114,000	393,300
†Sweetgreen, Inc. Class A	81,800	2,066,268
†Target Hospitality Corp.	26,600	289,142
†United Parks & Resorts, Inc.	29,562	1,661,680
†Xponential Fitness, Inc. Class A	21,000	347,340
		48,517,148
Household Durables–2.43%
†Beazer Homes USA, Inc.	24,719	810,783
†Cavco Industries, Inc.	6,826	2,723,984
Century Communities, Inc.	23,838	2,300,367
Cricut, Inc. Class A	40,100	190,876
†Dream Finders Homes, Inc. Class A	20,500	896,465
Ethan Allen Interiors, Inc.	19,132	661,393
†GoPro, Inc. Class A	111,200	247,976
†Green Brick Partners, Inc.	22,082	1,329,999
†Helen of Troy Ltd.	19,398	2,235,426
Hooker Furnishings Corp.	9,100	218,491
†Hovnanian Enterprises, Inc. Class A	4,100	643,454
Installed Building Products, Inc.	19,418	5,024,019
†iRobot Corp.	23,122	202,549
KB Home	55,836	3,957,656
†Landsea Homes Corp.	11,401	165,657
La-Z-Boy, Inc.	36,633	1,378,133
†Legacy Housing Corp.	8,160	175,603
†LGI Homes, Inc.	17,500	2,036,475
†Lovesac Co.	12,200	275,720
†M/I Homes, Inc.	22,474	3,062,981
MDC Holdings, Inc.	49,031	3,084,540
Meritage Homes Corp.	29,984	5,260,993
Purple Innovation, Inc.	54,411	94,675
†Skyline Champion Corp.	44,534	3,785,835
†Snap One Holdings Corp.	15,400	132,748
†Sonos, Inc.	102,836	1,960,054
†Taylor Morrison Home Corp.	85,300	5,303,101
†Traeger, Inc.	28,800	72,864
†Tri Pointe Homes, Inc.	78,552	3,036,820
†United Homes Group, Inc.	4,700	32,853
†Vizio Holding Corp. Class A	64,200	702,348
†VOXX International Corp.	11,400	93,024
Worthington Enterprises, Inc.	25,808	1,606,032
		53,703,894
Household Products–0.31%
†Central Garden & Pet Co.	51,452	1,949,843
Energizer Holdings, Inc.	59,900	1,763,456
Oil-Dri Corp. of America	4,000	298,240
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products (continued)
WD-40 Co.	11,138	$2,821,367
		6,832,906
Independent Power and Renewable Electricity Producers–0.18%
†Altus Power, Inc.	54,500	260,510
†Montauk Renewables, Inc.	56,000	232,960
Ormat Technologies, Inc.	44,860	2,969,283
†Sunnova Energy International, Inc.	85,700	525,341
		3,988,094
Industrial Conglomerates–0.02%
Brookfield Business Corp. Class A	22,100	533,494
		533,494
Industrial REITs–0.45%
Innovative Industrial Properties, Inc.	23,300	2,412,482
LXP Industrial Trust	236,186	2,130,398
Plymouth Industrial REIT, Inc.	36,100	812,250
Terreno Realty Corp.	69,234	4,597,137
		9,952,267
Insurance–1.85%
†Ambac Financial Group, Inc.	37,493	586,016
†American Coastal Insurance Corp. Class C	16,400	175,316
†American Equity Investment Life Holding Co.	64,355	3,618,038
AMERISAFE, Inc.	16,099	807,687
†BRP Group, Inc. Class A	48,900	1,415,166
CNO Financial Group, Inc.	91,412	2,512,002
Crawford & Co. Class A	13,000	122,590
Donegal Group, Inc. Class A	13,346	188,712
†eHealth, Inc.	22,519	135,790
Employers Holdings, Inc.	21,727	986,188
†Enstar Group Ltd.	9,711	3,017,790
F&G Annuities & Life, Inc.	15,900	644,745
Fidelis Insurance Holdings Ltd.	48,700	948,676
†Genworth Financial, Inc. Class A	367,200	2,361,096
†GoHealth, Inc. Class A	3,300	34,683
†Goosehead Insurance, Inc. Class A	17,300	1,152,526
†Greenlight Capital Re Ltd. Class A	21,257	265,075
HCI Group, Inc.	5,507	639,253
†Hippo Holdings, Inc.	9,332	170,496
Horace Mann Educators Corp.	31,931	1,181,128
Investors Title Co.	1,053	171,839
LVIP SSGA Small-Cap Index Fund–14

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
James River Group Holdings Ltd.	31,600	$293,880
†Kingsway Financial Services, Inc.	8,700	72,558
†Lemonade, Inc.	43,000	705,630
†Maiden Holdings Ltd.	75,900	170,775
†MBIA, Inc.	40,984	277,052
Mercury General Corp.	22,700	1,171,320
National Western Life Group, Inc. Class A	1,916	942,595
†NI Holdings, Inc.	7,400	112,110
†Oscar Health, Inc. Class A	131,000	1,947,970
†Palomar Holdings, Inc.	20,300	1,701,749
†ProAssurance Corp.	42,800	550,408
Safety Insurance Group, Inc.	12,099	994,417
Selective Insurance Group, Inc.	49,607	5,415,596
†Selectquote, Inc.	113,300	226,600
†SiriusPoint Ltd.	59,300	753,703
†Skyward Specialty Insurance Group, Inc.	20,100	751,941
Stewart Information Services Corp.	22,639	1,472,893
Tiptree, Inc.	20,546	355,035
†Trupanion, Inc.	33,861	934,902
United Fire Group, Inc.	18,121	394,494
Universal Insurance Holdings, Inc.	21,703	441,005
		40,821,445
Interactive Media & Services–0.61%
†Bumble, Inc. Class A	85,600	971,560
†Cargurus, Inc.	78,000	1,800,240
†Cars.com, Inc.	56,300	967,234
†DHI Group, Inc.	34,900	88,995
†EverQuote, Inc. Class A	18,700	347,072
†fuboTV, Inc.	241,300	381,254
†Grindr, Inc.	34,100	345,433
†MediaAlpha, Inc. Class A	19,860	404,548
†Nextdoor Holdings, Inc.	121,000	272,250
†Outbrain, Inc.	33,800	133,510
†QuinStreet, Inc.	44,211	780,766
Shutterstock, Inc.	20,852	955,230
†System1, Inc.	22,200	43,512
†TrueCar, Inc.	74,300	251,877
†Vimeo, Inc.	128,600	525,974
†Yelp, Inc.	55,500	2,186,700
†Ziff Davis, Inc.	37,387	2,356,877
†ZipRecruiter, Inc. Class A	57,900	665,271
		13,478,303
IT Services–0.46%
†Applied Digital Corp.	57,109	244,427
†BigBear.ai Holdings, Inc.	21,700	44,485
†BigCommerce Holdings, Inc.	56,900	392,041
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Brightcove, Inc.	33,686	$65,351
†Couchbase, Inc.	28,700	755,097
†DigitalOcean Holdings, Inc.	51,300	1,958,634
†Fastly, Inc. Class A	101,600	1,317,752
†Grid Dynamics Holdings, Inc.	47,000	577,630
Hackett Group, Inc.	21,276	517,007
Information Services Group, Inc.	30,600	123,624
†Perficient, Inc.	28,725	1,616,930
†Rackspace Technology, Inc.	65,400	103,332
†Squarespace, Inc. Class A	46,100	1,679,884
†Thoughtworks Holding, Inc.	80,100	202,653
†Tucows, Inc. Class A	8,700	161,472
†Unisys Corp.	57,554	282,590
		10,042,909
Leisure Products–0.40%
Acushnet Holdings Corp.	24,600	1,622,370
†AMMO, Inc.	77,100	212,025
Clarus Corp.	23,724	160,137
Escalade, Inc.	8,200	112,750
†Funko, Inc. Class A	29,800	185,952
†JAKKS Pacific, Inc.	5,900	145,730
Johnson Outdoors, Inc. Class A	4,386	202,238
†Latham Group, Inc.	36,800	145,728
†Malibu Boats, Inc. Class A	17,300	748,744
Marine Products Corp.	7,236	85,023
†MasterCraft Boat Holdings, Inc.	14,700	348,684
Smith & Wesson Brands, Inc.	38,332	665,444
†Solo Brands, Inc. Class A	17,700	38,409
Sturm Ruger & Co., Inc.	14,714	679,051
†Topgolf Callaway Brands Corp.	116,127	1,877,774
†Vista Outdoor, Inc.	46,900	1,537,382
		8,767,441
Life Sciences Tools & Services–0.26%
†Adaptive Biotechnologies Corp.	98,100	314,901
†Akoya Biosciences, Inc.	18,300	85,827
†BioLife Solutions, Inc.	29,600	549,080
†Codexis, Inc.	53,500	186,715
†CryoPort, Inc.	34,200	605,340
†Cytek Biosciences, Inc.	102,400	687,104
†Harvard Bioscience, Inc.	35,200	149,248
†MaxCyte, Inc.	75,200	315,088
Mesa Laboratories, Inc.	4,330	475,131
†Nautilus Biotechnology, Inc.	41,900	123,186
†OmniAb, Inc.	79,289	429,746
†Pacific Biosciences of California, Inc.	211,298	792,368
†Quanterix Corp.	29,700	699,732
†Quantum-Si, Inc.	83,600	164,692
LVIP SSGA Small-Cap Index Fund–15

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Seer, Inc.	48,500	$92,150
		5,670,308
Machinery–3.71%
†374Water, Inc.	49,000	61,740
†3D Systems Corp.	108,822	483,170
Alamo Group, Inc.	8,235	1,880,298
Albany International Corp. Class A	25,543	2,388,526
Astec Industries, Inc.	19,169	837,877
†Atmus Filtration Technologies, Inc.	69,200	2,231,700
Barnes Group, Inc.	41,354	1,536,301
†Blue Bird Corp.	22,392	858,509
†Chart Industries, Inc.	35,374	5,826,805
Columbus McKinnon Corp.	23,908	1,067,014
†Commercial Vehicle Group, Inc.	27,700	178,111
†Desktop Metal, Inc. Class A	229,838	202,258
Douglas Dynamics, Inc.	19,049	459,462
†Energy Recovery, Inc.	47,100	743,709
Enerpac Tool Group Corp.	44,314	1,580,237
Enpro, Inc.	17,109	2,887,486
ESCO Technologies, Inc.	20,838	2,230,708
Federal Signal Corp.	49,107	4,167,711
Franklin Electric Co., Inc.	37,840	4,041,690
†Gencor Industries, Inc.	8,700	145,203
Gorman-Rupp Co.	19,382	766,558
Greenbrier Cos., Inc.	23,701	1,234,822
Helios Technologies, Inc.	27,728	1,239,164
Hillenbrand, Inc.	57,232	2,878,197
†Hillman Solutions Corp.	158,600	1,687,504
†Hyliion Holdings Corp.	119,800	210,848
Hyster-Yale Materials Handling, Inc.	9,266	594,599
John Bean Technologies Corp.	25,992	2,726,301
Kadant, Inc.	9,599	3,149,432
Kennametal, Inc.	64,800	1,616,112
Lindsay Corp.	8,507	1,000,934
Luxfer Holdings PLC	22,600	234,362
†Manitowoc Co., Inc.	29,375	415,363
†Mayville Engineering Co., Inc.	9,800	140,434
†Microvast Holdings, Inc.	92,900	77,757
Miller Industries, Inc.	9,346	468,235
Mueller Industries, Inc.	92,180	4,971,267
Mueller Water Products, Inc. Class A	129,727	2,087,307
†Nikola Corp.	526,400	547,456
Omega Flex, Inc.	2,689	190,731
Park-Ohio Holdings Corp.	7,100	189,428
†Proto Labs, Inc.	22,243	795,187
REV Group, Inc.	26,300	580,967
Shyft Group, Inc.	29,116	361,621
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
†SPX Technologies, Inc.	36,200	$4,457,306
Standex International Corp.	9,854	1,795,596
Tennant Co.	15,481	1,882,644
Terex Corp.	54,400	3,503,360
†Titan International, Inc.	44,500	554,470
Trinity Industries, Inc.	65,600	1,826,960
†Velo3D, Inc.	71,500	32,575
Wabash National Corp.	38,240	1,144,906
Watts Water Technologies, Inc. Class A	22,394	4,759,845
		81,930,763
Marine–0.30%
Costamare, Inc.	38,900	441,515
Eagle Bulk Shipping, Inc.	7,942	496,137
Genco Shipping & Trading Ltd.	35,800	727,814
Golden Ocean Group Ltd.	99,700	1,292,112
†Himalaya Shipping Ltd.	7,100	54,741
Matson, Inc.	28,200	3,169,680
Pangaea Logistics Solutions Ltd.	29,800	207,706
Safe Bulkers, Inc.	56,600	280,736
		6,670,441
Media–0.63%
†Advantage Solutions, Inc.	72,200	312,626
†AMC Networks, Inc. Class A	26,200	317,806
†Boston Omaha Corp. Class A	20,200	312,292
†Cardlytics, Inc.	27,800	402,822
†Clear Channel Outdoor Holdings, Inc.	319,200	526,680
†EchoStar Corp. Class A	98,700	1,406,475
†Emerald Holding, Inc.	14,000	95,340
Entravision Communications Corp. Class A	49,930	81,885
†EW Scripps Co. Class A	50,566	198,724
†Gambling.com Group Ltd.	8,700	79,431
†Gannett Co., Inc.	119,324	291,151
Gray Television, Inc.	70,518	445,674
†iHeartMedia, Inc. Class A	89,100	186,219
†Integral Ad Science Holding Corp.	41,100	409,767
John Wiley & Sons, Inc. Class A	29,100	1,109,583
†Magnite, Inc.	113,342	1,218,426
†PubMatic, Inc. Class A	33,400	792,248
Scholastic Corp.	22,091	833,052
Sinclair, Inc.	28,100	378,507
†Stagwell, Inc.	67,600	420,472
†TechTarget, Inc.	21,898	724,386
TEGNA, Inc.	161,194	2,408,238
†Thryv Holdings, Inc.	26,300	584,649
Townsquare Media, Inc. Class A	9,100	99,918
LVIP SSGA Small-Cap Index Fund–16

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Urban One, Inc.	18,400	$42,882
†WideOpenWest, Inc.	43,794	158,534
		13,837,787
Metals & Mining–1.81%
†5E Advanced Materials, Inc.	32,400	43,416
Alpha Metallurgical Resources, Inc.	9,500	3,146,115
Arch Resources, Inc.	14,700	2,363,613
†ATI, Inc.	106,200	5,434,254
Caledonia Mining Corp. PLC	14,300	158,301
Carpenter Technology Corp.	39,900	2,849,658
†Century Aluminum Co.	43,458	668,819
†Coeur Mining, Inc.	279,386	1,053,285
Commercial Metals Co.	96,500	5,671,305
Compass Minerals International, Inc.	28,800	453,312
†Constellium SE	105,000	2,321,550
†Contango ORE, Inc.	2,900	57,565
†Dakota Gold Corp.	45,700	108,309
Haynes International, Inc.	10,581	636,130
Hecla Mining Co.	498,176	2,396,226
†i-80 Gold Corp.	161,200	216,008
†Ivanhoe Electric, Inc.	47,200	462,560
Kaiser Aluminum Corp.	13,522	1,208,326
Materion Corp.	17,184	2,263,992
†Metallus, Inc.	36,600	814,350
†NioCorp Developments Ltd.	700	1,904
†Novagold Resources, Inc.	203,100	609,300
Olympic Steel, Inc.	8,306	588,729
†Perpetua Resources Corp.	30,800	128,128
†Piedmont Lithium, Inc.	15,100	201,132
Radius Recycling, Inc.	21,801	460,655
Ramaco Resources, Inc. Class A	23,220	371,205
Ryerson Holding Corp.	20,525	687,587
SunCoke Energy, Inc.	70,644	796,158
Tredegar Corp.	22,530	146,896
Warrior Met Coal, Inc.	42,200	2,561,540
Worthington Steel, Inc.	26,408	946,727
		39,827,055
Mortgage Real Estate Investment Trusts (REITs)–1.06%
AFC Gamma, Inc.	13,800	170,844
Angel Oak Mortgage REIT, Inc.	11,600	124,584
Apollo Commercial Real Estate Finance, Inc.	119,981	1,336,588
Arbor Realty Trust, Inc.	149,200	1,976,900
ARES Commercial Real Estate Corp.	43,789	326,228
ARMOUR Residential REIT, Inc.	38,770	766,483
Blackstone Mortgage Trust, Inc. Class A	143,617	2,859,415
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
BrightSpire Capital, Inc.	109,200	$752,388
Chicago Atlantic Real Estate Finance, Inc.	14,300	225,511
Chimera Investment Corp.	190,700	879,127
Claros Mortgage Trust, Inc.	77,300	754,448
Dynex Capital, Inc.	46,843	583,195
Ellington Financial, Inc.	55,100	650,731
Franklin BSP Realty Trust, Inc.	70,530	942,281
Granite Point Mortgage Trust, Inc.	44,900	214,173
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	88,600	2,516,240
Invesco Mortgage Capital, Inc.	34,553	334,473
KKR Real Estate Finance Trust, Inc.	50,200	505,012
Ladder Capital Corp.	95,789	1,066,132
MFA Financial, Inc.	86,250	984,113
New York Mortgage Trust, Inc.	76,645	551,844
Nexpoint Real Estate Finance, Inc.	7,800	112,008
Orchid Island Capital, Inc.	36,160	322,909
PennyMac Mortgage Investment Trust	72,321	1,061,672
Ready Capital Corp.	135,672	1,238,685
Redwood Trust, Inc.	95,725	609,768
TPG RE Finance Trust, Inc.	59,000	455,480
Two Harbors Investment Corp.	82,300	1,089,652
		23,410,884
Multiline Retail–0.09%
†Big Lots, Inc.	22,700	98,291
†ContextLogic, Inc. Class A	19,984	113,709
Dillard's, Inc. Class A	2,800	1,320,592
†Qurate Retail, Inc. Class B	1,527	6,917
†Savers Value Village, Inc.	22,400	431,872
		1,971,381
Multi-Utilities–0.39%
Avista Corp.	64,526	2,259,700
Black Hills Corp.	55,173	3,012,446
Northwestern Energy Group, Inc.	51,406	2,618,108
Unitil Corp.	13,341	698,401
		8,588,655
Office REITs–0.67%
Brandywine Realty Trust	145,100	696,480
City Office REIT, Inc.	34,800	181,308
COPT Defense Properties	92,000	2,223,640
Douglas Emmett, Inc.	130,400	1,808,648
LVIP SSGA Small-Cap Index Fund–17

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Office REITs (continued)
Easterly Government Properties, Inc.	79,700	$917,347
†Equity Commonwealth	84,900	1,602,912
Hudson Pacific Properties, Inc.	117,300	756,585
JBG SMITH Properties	76,000	1,219,800
Office Properties Income Trust	40,140	81,886
Orion Office REIT, Inc.	49,700	174,447
Paramount Group, Inc.	157,100	736,799
Peakstone Realty Trust	30,200	487,126
Piedmont Office Realty Trust, Inc. Class A	105,300	740,259
Postal Realty Trust, Inc. Class A	15,800	226,256
SL Green Realty Corp.	54,000	2,977,020
		14,830,513
Oil, Gas & Consumable Fuels–4.64%
†Amplify Energy Corp.	30,200	199,622
Ardmore Shipping Corp.	34,600	568,132
Berry Corp.	63,871	514,162
California Resources Corp.	57,000	3,140,700
†Centrus Energy Corp. Class A	10,324	428,756
Chord Energy Corp.	34,502	6,149,636
Civitas Resources, Inc.	66,504	5,048,319
†Clean Energy Fuels Corp.	145,295	389,391
†CNX Resources Corp.	128,000	3,036,160
=†Cobalt International Energy, Inc.	1	0
Comstock Resources, Inc.	78,000	723,840
CONSOL Energy, Inc.	25,400	2,127,504
Crescent Energy Co. Class A	65,380	778,022
CVR Energy, Inc.	25,300	902,198
Delek U.S. Holdings, Inc.	51,462	1,581,942
DHT Holdings, Inc.	109,700	1,261,550
Dorian LPG Ltd.	27,036	1,039,805
†Empire Petroleum Corp.	10,400	53,144
†Encore Energy Corp.	121,300	531,294
†Energy Fuels, Inc.	133,100	837,199
Equitrans Midstream Corp.	357,800	4,468,922
Evolution Petroleum Corp.	26,800	164,552
Excelerate Energy, Inc. Class A	15,100	241,902
FLEX LNG Ltd.	25,100	638,293
FutureFuel Corp.	22,108	177,969
†Gevo, Inc.	194,400	149,435
Golar LNG Ltd.	80,601	1,939,260
Granite Ridge Resources, Inc.	21,600	140,400
†Green Plains, Inc.	49,093	1,135,030
†Gulfport Energy Corp.	8,900	1,425,068
†Hallador Energy Co.	19,700	105,001
HighPeak Energy, Inc.	11,100	175,047
International Seaways, Inc.	33,936	1,805,395
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Kinetik Holdings, Inc.	19,942	$795,088
†Kosmos Energy Ltd.	372,200	2,218,312
Magnolia Oil & Gas Corp. Class A	144,700	3,754,965
Matador Resources Co.	93,430	6,238,321
Murphy Oil Corp.	119,200	5,447,440
NACCO Industries, Inc. Class A	3,700	111,740
†NextDecade Corp.	66,200	376,016
Nordic American Tankers Ltd.	173,198	678,936
Northern Oil & Gas, Inc.	70,000	2,777,600
Overseas Shipholding Group, Inc. Class A	50,100	320,640
†Par Pacific Holdings, Inc.	46,135	1,709,763
PBF Energy, Inc. Class A	90,500	5,210,085
Peabody Energy Corp.	92,112	2,234,637
Permian Resources Corp.	374,251	6,609,273
†PrimeEnergy Resources Corp.	600	60,150
†REX American Resources Corp.	12,950	760,294
Riley Exploration Permian, Inc.	7,500	247,500
†Ring Energy, Inc.	98,200	192,472
SandRidge Energy, Inc.	27,200	396,304
Scorpio Tankers, Inc.	39,022	2,792,024
SFL Corp. Ltd.	96,542	1,272,424
†SilverBow Resources, Inc.	15,000	512,100
Sitio Royalties Corp. Class A	68,321	1,688,895
SM Energy Co.	94,900	4,730,765
†Talos Energy, Inc.	112,900	1,572,697
†Teekay Corp.	52,500	382,200
Teekay Tankers Ltd. Class A	20,200	1,179,882
†Tellurian, Inc.	438,600	290,090
†Uranium Energy Corp.	311,500	2,102,625
VAALCO Energy, Inc.	89,200	621,724
†Verde Clean Fuels, Inc.	3,600	14,400
†Vertex Energy, Inc.	54,100	75,740
†Vital Energy, Inc.	19,800	1,040,292
Vitesse Energy, Inc.	21,100	500,703
W&T Offshore, Inc.	84,436	223,755
World Kinect Corp.	50,600	1,338,370
		102,355,872
Paper & Forest Products–0.12%
†Clearwater Paper Corp.	14,251	623,196
†Glatfelter Corp.	37,373	74,746
Sylvamo Corp.	29,800	1,839,852
		2,537,794
Personal Products–0.99%
†Beauty Health Co.	69,200	307,248
†BellRing Brands, Inc.	108,300	6,392,949
Edgewell Personal Care Co.	40,500	1,564,920
LVIP SSGA Small-Cap Index Fund–18

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Products (continued)
†elf Beauty, Inc.	44,600	$8,742,938
†Herbalife Ltd.	83,600	840,180
Inter Parfums, Inc.	15,393	2,162,870
Medifast, Inc.	9,087	348,214
†Nature's Sunshine Products, Inc.	11,840	245,917
Nu Skin Enterprises, Inc. Class A	42,100	582,243
†USANA Health Sciences, Inc.	9,905	480,393
†Waldencast PLC Class A	19,600	127,400
		21,795,272
Pharmaceuticals–1.59%
†Aclaris Therapeutics, Inc.	57,200	70,928
†Amneal Pharmaceuticals, Inc.	104,002	630,252
†Amphastar Pharmaceuticals, Inc.	30,600	1,343,646
†Amylyx Pharmaceuticals, Inc.	42,400	120,416
†ANI Pharmaceuticals, Inc.	12,300	850,299
†Arvinas, Inc.	40,800	1,684,224
†Assertio Holdings, Inc.	78,700	75,497
†Atea Pharmaceuticals, Inc.	63,300	255,732
†Axsome Therapeutics, Inc.	29,700	2,370,060
†Biote Corp. Class A	11,400	66,120
†Bright Green Corp.	53,100	12,935
†Cara Therapeutics, Inc.	39,200	35,672
†Cassava Sciences, Inc.	33,600	681,744
†Citius Pharmaceuticals, Inc.	102,400	91,884
†Collegium Pharmaceutical, Inc.	26,300	1,020,966
†Corcept Therapeutics, Inc.	67,002	1,687,780
†CorMedix, Inc.	42,700	181,048
†Edgewise Therapeutics, Inc.	46,200	842,688
=†Empire Resorts, Inc.	4,339	0
†Enliven Therapeutics, Inc.	19,500	343,005
†Evolus, Inc.	35,500	497,000
†Eyenovia, Inc.	23,300	22,974
†EyePoint Pharmaceuticals, Inc.	22,100	456,807
†Harmony Biosciences Holdings, Inc.	27,000	906,660
†Harrow, Inc.	25,300	334,719
†Ikena Oncology, Inc.	18,400	26,128
†Innoviva, Inc.	44,300	675,132
†Intra-Cellular Therapies, Inc.	76,800	5,314,560
†Ligand Pharmaceuticals, Inc.	14,365	1,050,082
†Liquidia Corp.	41,100	606,225
†Longboard Pharmaceuticals, Inc.	13,300	287,280
†Marinus Pharmaceuticals, Inc.	41,700	376,968
†NGM Biopharmaceuticals, Inc.	38,300	60,897
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Nuvation Bio, Inc.	125,200	$455,728
†Ocular Therapeutix, Inc.	92,900	845,390
†Omeros Corp.	51,500	177,675
†Optinose, Inc.	63,700	93,002
†Pacira BioSciences, Inc.	38,375	1,121,317
†Phathom Pharmaceuticals, Inc.	26,100	277,182
Phibro Animal Health Corp. Class A	17,200	222,396
†Pliant Therapeutics, Inc.	47,300	704,770
†Prestige Consumer Healthcare, Inc.	40,755	2,957,183
†Revance Therapeutics, Inc.	71,100	349,812
†Scilex Holding Co.	43,798	69,640
†scPharmaceuticals, Inc.	24,000	120,480
SIGA Technologies, Inc.	38,188	326,889
†Supernus Pharmaceuticals, Inc.	41,190	1,404,991
†Taro Pharmaceutical Industries Ltd.	6,800	287,912
†Tarsus Pharmaceuticals, Inc.	19,900	723,365
†Terns Pharmaceuticals, Inc.	36,000	236,160
†Theravance Biopharma, Inc.	43,700	391,989
†Third Harmonic Bio, Inc.	17,400	164,256
†Trevi Therapeutics, Inc.	35,700	123,165
†Ventyx Biosciences, Inc.	38,900	213,950
†Verrica Pharmaceuticals, Inc.	17,600	104,192
†WaVe Life Sciences Ltd.	50,100	309,117
†Xeris Biopharma Holdings, Inc.	113,800	251,498
†Zevra Therapeutics, Inc.	29,400	170,520
		35,082,907
Professional Services–2.49%
†Alight, Inc. Class A	340,300	3,351,955
†ASGN, Inc.	37,804	3,960,347
†Asure Software, Inc.	16,500	128,370
Barrett Business Services, Inc.	5,632	713,687
†Blacksky Technology, Inc.	100,600	136,816
†CBIZ, Inc.	39,146	3,072,961
†Conduent, Inc.	146,300	494,494
CRA International, Inc.	5,851	875,193
CSG Systems International, Inc.	23,988	1,236,342
†ExlService Holdings, Inc.	132,440	4,211,592
Exponent, Inc.	42,201	3,489,601
First Advantage Corp.	40,200	652,044
†FiscalNote Holdings, Inc.	52,800	70,224
†Forrester Research, Inc.	9,633	207,687
†Franklin Covey Co.	9,880	387,889
Heidrick & Struggles International, Inc.	16,764	564,276
HireQuest, Inc.	4,300	55,685
LVIP SSGA Small-Cap Index Fund–19

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†HireRight Holdings Corp.	12,900	$184,083
†Huron Consulting Group, Inc.	15,078	1,456,836
†IBEX Holdings Ltd.	9,259	142,866
ICF International, Inc.	15,251	2,297,258
†Innodata, Inc.	21,100	139,260
Insperity, Inc.	29,067	3,186,034
Kelly Services, Inc. Class A	26,977	675,504
Kforce, Inc.	15,838	1,116,896
Korn Ferry	43,445	2,856,943
†Legalzoom.com, Inc.	108,500	1,447,390
Maximus, Inc.	49,874	4,184,429
†Mistras Group, Inc.	18,800	179,728
†NV5 Global, Inc.	11,700	1,146,717
†Parsons Corp.	33,700	2,795,415
†Planet Labs PBC	143,700	366,435
Resources Connection, Inc.	27,389	360,439
†Skillsoft Corp.	3,495	31,455
†Sterling Check Corp.	26,400	424,512
TriNet Group, Inc.	26,222	3,474,153
†TrueBlue, Inc.	26,600	333,032
TTEC Holdings, Inc.	16,560	171,727
†Upwork, Inc.	104,800	1,284,848
†Verra Mobility Corp.	111,800	2,791,646
†Willdan Group, Inc.	10,000	289,900
		54,946,669
Real Estate Management & Development–0.67%
†American Realty Investors, Inc.	1,300	23,296
†Anywhere Real Estate, Inc.	93,297	576,575
†Compass, Inc. Class A	241,000	867,600
†Cushman & Wakefield PLC	140,656	1,471,262
DigitalBridge Group, Inc.	132,050	2,544,604
†Douglas Elliman, Inc.	67,507	106,661
eXp World Holdings, Inc.	60,900	629,097
†Forestar Group, Inc.	15,605	627,165
†FRP Holdings, Inc.	5,672	348,261
Kennedy-Wilson Holdings, Inc.	99,153	850,733
Marcus & Millichap, Inc.	19,900	679,983
†Maui Land & Pineapple Co., Inc.	6,400	138,624
Newmark Group, Inc. Class A	109,700	1,216,573
†Opendoor Technologies, Inc.	462,100	1,400,163
RE/MAX Holdings, Inc. Class A	14,198	124,516
†Redfin Corp.	91,100	605,815
RMR Group, Inc. Class A	12,968	311,232
St. Joe Co.	28,868	1,673,478
†Star Holdings	10,422	134,652
†Stratus Properties, Inc.	4,900	111,867
†Tejon Ranch Co.	17,418	268,411
†Transcontinental Realty Investors, Inc.	1,100	41,415
		14,751,983
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs–0.38%
†Apartment Investment & Management Co. Class A	111,100	$909,909
BRT Apartments Corp.	10,000	168,000
Centerspace	12,746	728,307
Clipper Realty, Inc.	9,600	46,368
Elme Communities	72,775	1,013,028
Independence Realty Trust, Inc.	188,156	3,034,956
NexPoint Residential Trust, Inc.	19,200	618,048
UMH Properties, Inc.	47,067	764,368
Veris Residential, Inc.	66,600	1,012,986
		8,295,970
Retail REITs–1.14%
Acadia Realty Trust	78,315	1,332,138
Alexander's, Inc.	1,876	407,355
CBL & Associates Properties, Inc.	22,400	513,184
Getty Realty Corp.	37,864	1,035,580
InvenTrust Properties Corp.	57,500	1,478,325
Kite Realty Group Trust	181,069	3,925,576
Macerich Co.	180,200	3,104,846
NETSTREIT Corp.	57,400	1,054,438
Phillips Edison & Co., Inc.	98,900	3,547,543
Retail Opportunity Investments Corp.	102,767	1,317,473
Saul Centers, Inc.	9,966	383,591
SITE Centers Corp.	155,400	2,276,610
Tanger, Inc.	85,800	2,533,674
Urban Edge Properties	96,000	1,657,920
Whitestone REIT	40,771	511,676
		25,079,929
Road & Rail–0.44%
ArcBest Corp.	19,475	2,775,188
Covenant Logistics Group, Inc.	7,200	333,792
†Daseke, Inc.	34,000	282,200
FTAI Infrastructure, Inc.	81,400	511,192
Heartland Express, Inc.	39,409	470,543
Marten Transport Ltd.	49,194	909,105
†PAM Transportation Services, Inc.	5,100	82,671
†RXO, Inc.	97,500	2,132,325
Universal Logistics Holdings, Inc.	5,697	210,048
Werner Enterprises, Inc.	53,156	2,079,463
		9,786,527
Semiconductors & Semiconductor Equipment–2.92%
†ACM Research, Inc. Class A	40,700	1,185,998
†Aehr Test Systems	21,700	269,080
†Alpha & Omega Semiconductor Ltd.	19,671	433,549
LVIP SSGA Small-Cap Index Fund–20

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Ambarella, Inc.	31,692	$1,609,003
Amkor Technology, Inc.	91,965	2,964,952
†Atomera, Inc.	17,300	106,568
†Axcelis Technologies, Inc.	26,633	2,970,112
†CEVA, Inc.	19,517	443,231
†Cohu, Inc.	39,413	1,313,635
†Credo Technology Group Holding Ltd.	95,500	2,023,645
†Diodes, Inc.	36,865	2,598,982
†FormFactor, Inc.	63,031	2,876,104
†Ichor Holdings Ltd.	24,200	934,604
†Impinj, Inc.	19,500	2,503,995
†indie Semiconductor, Inc. Class A	116,700	826,236
†inTEST Corp.	8,400	111,300
Kulicke & Soffa Industries, Inc.	45,100	2,268,981
†MACOM Technology Solutions Holdings, Inc.	45,542	4,355,637
†Maxeon Solar Technologies Ltd.	25,800	85,914
†MaxLinear, Inc.	63,234	1,180,579
†Navitas Semiconductor Corp.	92,200	439,794
NVE Corp.	3,900	351,702
†Onto Innovation, Inc.	40,424	7,319,978
†PDF Solutions, Inc.	25,857	870,605
†Photronics, Inc.	49,560	1,403,539
Power Integrations, Inc.	46,512	3,327,934
†Rambus, Inc.	88,386	5,463,139
†Semtech Corp.	53,984	1,484,020
†Silicon Laboratories, Inc.	25,986	3,734,708
†SiTime Corp.	14,700	1,370,481
†SkyWater Technology, Inc.	14,400	146,448
†SMART Global Holdings, Inc.	40,902	1,076,541
†Synaptics, Inc.	32,252	3,146,505
†Transphorm, Inc.	23,500	115,385
†Ultra Clean Holdings, Inc.	36,129	1,659,766
†Veeco Instruments, Inc.	41,235	1,450,235
		64,422,885
Software–6.27%
†8x8, Inc.	100,505	271,364
A10 Networks, Inc.	60,338	826,027
†ACI Worldwide, Inc.	90,451	3,003,878
Adeia, Inc.	90,716	990,619
†Agilysys, Inc.	17,004	1,432,757
†Alarm.com Holdings, Inc.	39,900	2,891,553
†Alkami Technology, Inc.	33,400	820,638
†Altair Engineering, Inc. Class A	45,500	3,919,825
American Software, Inc. Class A	26,488	303,288
†Amplitude, Inc. Class A	56,800	617,984
†Appfolio, Inc. Class A	15,700	3,873,818
†Appian Corp. Class A	34,700	1,386,265
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Asana, Inc. Class A	67,200	$1,040,928
†Aurora Innovation, Inc.	284,400	802,008
†AvePoint, Inc.	125,500	993,960
†Bit Digital, Inc.	60,700	174,209
†Blackbaud, Inc.	36,271	2,689,132
†BlackLine, Inc.	46,583	3,008,330
†Box, Inc. Class A	115,400	3,268,128
†Braze, Inc. Class A	44,000	1,949,200
†C3.ai, Inc. Class A	67,700	1,832,639
†Cerence, Inc.	33,900	533,925
†Cipher Mining, Inc.	34,300	176,645
†Cleanspark, Inc.	157,400	3,338,454
Clear Secure, Inc. Class A	68,800	1,463,376
†CommVault Systems, Inc.	36,602	3,712,541
†Consensus Cloud Solutions, Inc.	16,595	263,197
†CoreCard Corp.	6,400	70,720
†CS Disco, Inc.	18,600	151,218
†CXApp, Inc.	1,500	3,675
†Daily Journal Corp.	1,150	415,851
†Digimarc Corp.	11,958	325,018
†Digital Turbine, Inc.	81,200	212,744
†Domo, Inc. Class B	26,600	237,272
†E2open Parent Holdings, Inc.	144,300	640,692
†eGain Corp.	17,700	114,165
†Enfusion, Inc. Class A	31,900	295,075
†Envestnet, Inc.	40,859	2,366,145
†Everbridge, Inc.	34,400	1,198,152
†EverCommerce, Inc.	19,100	179,922
†Expensify, Inc. Class A	45,700	84,088
†Freshworks, Inc. Class A	135,100	2,460,171
†Instructure Holdings, Inc.	16,700	357,046
†Intapp, Inc.	32,200	1,104,460
InterDigital, Inc.	20,988	2,234,382
†Jamf Holding Corp.	59,200	1,086,320
†Kaltura, Inc.	69,600	93,960
†LivePerson, Inc.	62,918	62,754
†LiveRamp Holdings, Inc.	52,572	1,813,734
†Marathon Digital Holdings, Inc.	174,900	3,949,242
†Matterport, Inc.	212,300	479,798
†MeridianLink, Inc.	22,600	422,620
†MicroStrategy, Inc. Class A	12,184	20,768,359
†Mitek Systems, Inc.	36,100	509,010
†Model N, Inc.	31,700	902,499
†N-able, Inc.	59,200	773,744
†NextNav, Inc.	44,900	295,442
†Olo, Inc. Class A	87,100	478,179
ON24, Inc.	27,500	196,350
†OneSpan, Inc.	30,757	357,704
†PagerDuty, Inc.	72,600	1,646,568
†PowerSchool Holdings, Inc. Class A	47,500	1,011,275
Progress Software Corp.	36,400	1,940,484
†PROS Holdings, Inc.	37,837	1,374,618
LVIP SSGA Small-Cap Index Fund–21

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Q2 Holdings, Inc.	46,400	$2,438,784
†Qualys, Inc.	30,625	5,110,394
†Rapid7, Inc.	50,600	2,481,424
†Red Violet, Inc.	9,900	193,545
†Rimini Street, Inc.	44,416	144,796
†Riot Platforms, Inc.	158,500	1,940,040
Sapiens International Corp. NV	25,700	826,512
†SEMrush Holdings, Inc. Class A	27,100	359,346
†SolarWinds Corp.	43,600	550,232
†SoundHound AI, Inc. Class A	118,100	695,609
†SoundThinking, Inc.	8,100	128,628
†Sprinklr, Inc. Class A	87,200	1,069,944
†Sprout Social, Inc. Class A	39,800	2,376,458
†SPS Commerce, Inc.	30,302	5,602,840
†Tenable Holdings, Inc.	93,900	4,641,477
†Terawulf, Inc.	118,100	310,603
†Varonis Systems, Inc.	89,321	4,213,272
†Verint Systems, Inc.	49,756	1,649,411
†Veritone, Inc.	26,800	140,968
†Viant Technology, Inc. Class A	11,600	123,656
†Weave Communications, Inc.	27,800	319,144
†Workiva, Inc.	41,300	3,502,240
†Xperi, Inc.	36,306	437,850
†Yext, Inc.	89,900	542,097
†Zeta Global Holdings Corp. Class A	116,700	1,275,531
†Zuora, Inc. Class A	109,600	999,552
		138,272,497
Specialized REITs–0.44%
Farmland Partners, Inc.	37,800	419,580
Four Corners Property Trust, Inc.	74,200	1,815,674
Gladstone Land Corp.	28,400	378,856
Outfront Media, Inc.	122,700	2,060,133
PotlatchDeltic Corp.	65,991	3,102,897
Safehold, Inc.	37,034	762,900
Uniti Group, Inc.	202,200	1,192,980
		9,733,020
Specialty Retail–2.76%
†1-800-Flowers.com, Inc. Class A	22,564	244,368
Aaron's Co., Inc.	26,500	198,750
†Abercrombie & Fitch Co. Class A	40,200	5,038,266
Academy Sports & Outdoors, Inc.	59,200	3,998,368
American Eagle Outfitters, Inc.	149,518	3,856,069
†America's Car-Mart, Inc.	5,085	324,779
Arko Corp.	68,800	392,160
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Asbury Automotive Group, Inc.	16,944	$3,995,056
†BARK, Inc.	109,300	135,532
†Beyond, Inc.	37,297	1,339,335
Big 5 Sporting Goods Corp.	17,600	61,952
†Boot Barn Holdings, Inc.	24,818	2,361,433
Buckle, Inc.	25,808	1,039,288
Build-A-Bear Workshop, Inc.	11,000	328,570
Caleres, Inc.	28,451	1,167,345
Camping World Holdings, Inc. Class A	34,600	963,610
†CarParts.com, Inc.	46,700	75,654
†Carvana Co.	84,600	7,437,186
Cato Corp. Class A	14,415	83,175
†Children's Place, Inc.	10,201	117,720
Designer Brands, Inc. Class A	36,500	398,945
†Destination XL Group, Inc.	49,300	177,480
†Duluth Holdings, Inc. Class B	12,800	62,720
†Envela Corp.	6,200	28,644
†EVgo, Inc.	86,400	216,864
Foot Locker, Inc.	68,900	1,963,650
†Genesco, Inc.	10,032	282,301
Group 1 Automotive, Inc.	11,135	3,253,981
†GrowGeneration Corp.	46,500	132,990
Guess?, Inc.	24,421	768,529
Haverty Furniture Cos., Inc.	12,114	413,330
Hibbett, Inc.	9,282	712,950
†J Jill, Inc.	4,500	143,865
†Lands' End, Inc.	12,200	132,858
†Lazydays Holdings, Inc.	6,409	25,828
†Leslie's, Inc.	150,400	977,600
†MarineMax, Inc.	18,140	603,336
Monro, Inc.	23,649	745,890
†National Vision Holdings, Inc.	63,000	1,396,080
†ODP Corp.	25,810	1,369,221
†OneWater Marine, Inc. Class A	9,700	273,055
PetMed Express, Inc.	16,209	77,641
†Rent the Runway, Inc. Class A	37,600	12,987
†Revolve Group, Inc.	31,700	671,089
†Sally Beauty Holdings, Inc.	90,700	1,126,494
Shoe Carnival, Inc.	15,642	573,123
Signet Jewelers Ltd.	35,776	3,580,104
†Sleep Number Corp.	17,546	281,262
Sonic Automotive, Inc. Class A	12,431	707,821
†Sportsman's Warehouse Holdings, Inc.	30,700	95,477
†Stitch Fix, Inc. Class A	71,900	189,816
†ThredUp, Inc. Class A	58,500	117,000
†Tile Shop Holdings, Inc.	24,700	173,641
†Tilly's, Inc. Class A	19,863	135,068
LVIP SSGA Small-Cap Index Fund–22

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Torrid Holdings, Inc.	10,100	$49,288
Upbound Group, Inc.	43,410	1,528,466
†Urban Outfitters, Inc.	53,400	2,318,628
†Warby Parker, Inc. Class A	71,700	975,837
Winmark Corp.	2,387	863,378
†Zumiez, Inc.	13,523	205,414
		60,921,267
Technology Hardware, Storage & Peripherals–2.12%
†CompoSecure, Inc.	13,500	97,605
†Corsair Gaming, Inc.	31,200	385,008
†CPI Card Group, Inc.	3,200	57,152
†Eastman Kodak Co.	49,000	242,550
Immersion Corp.	28,300	211,684
†Intevac, Inc.	21,900	84,096
†IonQ, Inc.	136,100	1,359,639
†Super Micro Computer, Inc.	41,900	42,320,257
†Turtle Beach Corp.	12,600	217,224
Xerox Holdings Corp.	97,000	1,736,300
		46,711,515
Textiles, Apparel & Luxury Goods–0.52%
†Allbirds, Inc. Class A	78,600	54,556
†Figs, Inc. Class A	108,200	538,836
†Fossil Group, Inc.	37,000	37,740
†G-III Apparel Group Ltd.	34,896	1,012,333
†Hanesbrands, Inc.	285,800	1,657,640
Kontoor Brands, Inc.	46,900	2,825,725
Movado Group, Inc.	12,680	354,152
Oxford Industries, Inc.	12,666	1,423,659
Rocky Brands, Inc.	5,700	154,641
Steven Madden Ltd.	61,401	2,596,034
†Vera Bradley, Inc.	21,500	146,200
Wolverine World Wide, Inc.	65,371	732,809
		11,534,325
Tobacco–0.13%
†Ispire Technology, Inc.	2,000	12,260
Turning Point Brands, Inc.	15,025	440,232
Universal Corp.	20,342	1,052,088
Vector Group Ltd.	121,886	1,335,871
		2,840,451
Trading Companies & Distributors–2.15%
Alta Equipment Group, Inc.	19,590	253,691
Applied Industrial Technologies, Inc.	31,830	6,288,016
†Beacon Roofing Supply, Inc.	51,790	5,076,456
†BlueLinx Holdings, Inc.	7,000	911,680
Boise Cascade Co.	32,646	5,006,917
†Custom Truck One Source, Inc.	50,300	292,746
†Distribution Solutions Group, Inc.	7,496	265,958
†DNOW, Inc.	90,256	1,371,891
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†DXP Enterprises, Inc.	10,443	$561,102
EVI Industries, Inc.	4,300	107,070
FTAI Aviation Ltd.	81,900	5,511,870
GATX Corp.	29,100	3,900,273
Global Industrial Co.	11,158	499,655
†GMS, Inc.	32,800	3,192,752
H&E Equipment Services, Inc.	26,081	1,673,879
Herc Holdings, Inc.	23,100	3,887,730
†Hudson Technologies, Inc.	37,100	408,471
Karat Packaging, Inc.	4,700	134,467
McGrath RentCorp	20,140	2,484,672
†MRC Global, Inc.	70,900	891,213
Rush Enterprises, Inc. Class A	56,882	3,042,625
†Titan Machinery, Inc.	17,470	433,431
†Transcat, Inc.	6,200	690,866
†Willis Lease Finance Corp.	2,300	114,126
†Xometry, Inc. Class A	28,800	486,432
		47,487,989
Water Utilities–0.37%
American States Water Co.	30,179	2,180,131
Artesian Resources Corp. Class A	7,763	288,085
†Cadiz, Inc.	35,200	102,080
California Water Service Group	47,142	2,191,160
Consolidated Water Co. Ltd.	13,000	381,030
Global Water Resources, Inc.	8,783	112,774
Middlesex Water Co.	14,831	778,627
†Pure Cycle Corp.	18,000	171,000
SJW Group	25,915	1,466,530
York Water Co.	11,837	429,328
		8,100,745
Wireless Telecommunication Services–0.09%
†Gogo, Inc.	56,100	492,558
Spok Holdings, Inc.	15,300	244,035
Telephone & Data Systems, Inc.	83,800	1,342,476
		2,079,069
Total Common Stock (Cost $1,470,156,180)		2,194,941,719
RIGHTS–0.00%
=†Aduro Biotech, Inc.	15,060	14,909
=†Chinook Therapeutics, Inc.	47,760	18,627
=†Empire Petroleum Corp.	10,400	0
=†Gtx, Inc.	828	1,565
=†Tobira Therapeutics, Inc.	7,700	34,881
Total Rights (Cost $20,324)		69,982
LVIP SSGA Small-Cap Index Fund–23

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
WARRANTS–0.01%
†Chord Energy Corp. exp 9/01/24 exercise price USD 116.37	5,399	$191,881
†Chord Energy Corp. exp 9/01/25 exercise price USD 133.70	2,699	69,418
†Nabors Industries Ltd. exp 6/11/26 exercise price USD 166.66	2,445	20,049
Total Warrants (Cost $737,635)		281,348

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.36%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.26%)	7,919,275	$7,919,275
Total Money Market Fund (Cost $7,919,275)		7,919,275

TOTAL INVESTMENTS–99.85% (Cost $1,478,833,414)	2,203,212,324
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	3,282,929
NET ASSETS APPLICABLE TO 67,539,963 SHARES OUTSTANDING–100.00%	$2,206,495,253

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."

The following futures contracts were outstanding at March 31, 2024:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
99	E-mini Russell 2000 Index	$10,622,205	$10,534,089	6/21/24	$88,116	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2024.

Summary of Abbreviations:
IT–Information Technology
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP SSGA Small-Cap Index Fund–24

LVIP SSGA Small-Cap Index Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Small-Cap Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP SSGA Small-Cap Index Fund–25

LVIP SSGA Small-Cap Index Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$18,887,410	$—	$—	$18,887,410
Air Freight & Logistics	3,588,017	—	—	3,588,017
Airlines	8,576,533	—	—	8,576,533
Auto Components	27,746,735	—	—	27,746,735
Automobiles	1,807,457	—	—	1,807,457
Banks	186,883,378	—	—	186,883,378
Beverages	8,691,212	—	—	8,691,212
Biotechnology	171,613,463	—	—	171,613,463
Building Products	45,101,389	—	—	45,101,389
Capital Markets	30,112,197	—	—	30,112,197
Chemicals	42,314,941	—	—	42,314,941
Commercial Services & Supplies	35,354,912	—	—	35,354,912
Communications Equipment	11,034,269	—	—	11,034,269
Construction & Engineering	42,931,512	—	—	42,931,512
Construction Materials	8,646,885	—	—	8,646,885
Consumer Finance	16,620,615	—	—	16,620,615
Containers & Packaging	6,187,786	—	—	6,187,786
Distributors	159,400	—	—	159,400
Diversified Consumer Services	23,633,079	—	—	23,633,079
Diversified Financial Services	53,456,189	—	—	53,456,189
Diversified Telecommunication Services	8,399,545	—	—	8,399,545
Electric Utilities	14,556,060	—	—	14,556,060
Electrical Equipment	31,153,762	—	—	31,153,762
Electronic Equipment, Instruments & Components	57,877,508	—	—	57,877,508
Energy Equipment & Services	56,404,000	—	—	56,404,000
Entertainment	9,153,384	—	—	9,153,384
Equity Real Estate Investment Trusts	12,073,114	—	—	12,073,114
Food & Staples Retailing	13,173,986	—	—	13,173,986
Food Products	19,471,116	—	—	19,471,116
Gas Utilities	19,691,354	—	—	19,691,354
Health Care Equipment & Supplies	57,084,884	—	— *	57,084,884
Health Care Providers & Services	55,745,535	—	—	55,745,535
Health Care REITs	10,403,895	—	—	10,403,895
Health Care Technology	7,984,313	—	—	7,984,313
Hotel & Resort REITs	18,309,510	—	—	18,309,510
Hotels, Restaurants & Leisure	48,517,148	—	—	48,517,148
Household Durables	53,703,894	—	—	53,703,894
Household Products	6,832,906	—	—	6,832,906
Independent Power and Renewable Electricity Producers	3,988,094	—	—	3,988,094
Industrial Conglomerates	533,494	—	—	533,494
Industrial REITs	9,952,267	—	—	9,952,267
Insurance	40,821,445	—	—	40,821,445
Interactive Media & Services	13,478,303	—	—	13,478,303
IT Services	10,042,909	—	—	10,042,909
Leisure Products	8,767,441	—	—	8,767,441
Life Sciences Tools & Services	5,670,308	—	—	5,670,308
Machinery	81,930,763	—	—	81,930,763
Marine	6,670,441	—	—	6,670,441
Media	13,837,787	—	—	13,837,787
Metals & Mining	39,827,055	—	—	39,827,055
Mortgage Real Estate Investment Trusts (REITs)	23,410,884	—	—	23,410,884
Multiline Retail	1,971,381	—	—	1,971,381
Multi-Utilities	8,588,655	—	—	8,588,655
Office REITs	14,830,513	—	—	14,830,513
Oil, Gas & Consumable Fuels	102,355,872	—	— *	102,355,872
LVIP SSGA Small-Cap Index Fund–26

LVIP SSGA Small-Cap Index Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Paper & Forest Products	$2,537,794	$—	$—	$2,537,794
Personal Products	21,795,272	—	—	21,795,272
Pharmaceuticals	35,082,907	—	— *	35,082,907
Professional Services	54,946,669	—	—	54,946,669
Real Estate Management & Development	14,751,983	—	—	14,751,983
Residential REITs	8,295,970	—	—	8,295,970
Retail REITs	25,079,929	—	—	25,079,929
Road & Rail	9,786,527	—	—	9,786,527
Semiconductors & Semiconductor Equipment	64,422,885	—	—	64,422,885
Software	138,272,497	—	—	138,272,497
Specialized REITs	9,733,020	—	—	9,733,020
Specialty Retail	60,921,267	—	—	60,921,267
Technology Hardware, Storage & Peripherals	46,711,515	—	—	46,711,515
Textiles, Apparel & Luxury Goods	11,534,325	—	—	11,534,325
Tobacco	2,840,451	—	—	2,840,451
Trading Companies & Distributors	47,487,989	—	—	47,487,989
Water Utilities	8,100,745	—	—	8,100,745
Wireless Telecommunication Services	2,079,069	—	—	2,079,069
Rights	—	—	69,982	69,982
Warrants	281,348	—	—	281,348
Money Market Fund	7,919,275	—	—	7,919,275
Total Investments	$2,203,142,342	$—	$69,982	$2,203,212,324
Derivatives:

Assets:
Futures Contract	$88,116	$—	$—	$88,116

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2024, there were no material transfers to or from Level 3 investments.
LVIP SSGA Small-Cap Index Fund–27